                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-6247
                                  ----------------------------------------------

                    AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                               64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                            (Zip code)

         WILLIAM M. LYONS, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:   816-531-5575
                                                   -----------------------------

Date of fiscal year end:    11-30
                          ------------------------------------------------------

Date of reporting period:   08-31-2006
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INTERNATIONAL GROWTH FUND
AUGUST 31, 2006

[american century investments logo and text logo]

INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.4%
AUSTRALIA - 3.7%
         1,807,134  BHP Billiton Ltd.(1)                           $      38,226
           862,272  National Australia Bank Ltd.(1)                       23,916
           998,460  QBE Insurance Group Limited(1)                        18,193
           358,204  Rio Tinto Ltd.(1)                                     19,955
                                                                 ---------------
                                                                         100,290
                                                                 ---------------
AUSTRIA - 0.5%
           229,079  Erste Bank der Oesterreichischen
                    Sparkassen AG(1)                                      13,854
                                                                 ---------------
BELGIUM - 1.3%
           312,455  KBC Groupe(1)                                         33,648
                                                                 ---------------
BRAZIL - 1.3%
           378,250  Petroleo Brasileiro SA ADR                            33,914
                                                                 ---------------
CANADA - 0.5%
           182,902  Suncor Energy Inc.                                    14,181
                                                                 ---------------
FINLAND - 1.0%
           534,380  Fortum Oyj                                            14,378
           377,870  Neste Oil Oyj                                         11,910
                                                                 ---------------
                                                                          26,288
                                                                 ---------------
FRANCE - 11.9%
           331,129  Accor SA(1)                                           21,192
           364,922  Alstom RGPT(2)                                        34,412
           952,918  Axa SA(1)                                             35,407
           233,199  Essilor International SA Cie
                    Generale D'Optique                                    24,142
           354,399  Groupe Danone(1)                                      48,768
            75,483  Pernod-Ricard SA(1)                                   16,470
           173,903  PPR SA(1)                                             24,019
           242,397  Societe Generale(1)                                   39,132
           703,246  Total SA(1)                                           47,484
            26,830  Vallourec                                              6,016
           428,248  Veolia Environnement(1)                               24,005
                                                                 ---------------
                                                                         321,047
                                                                 ---------------
GERMANY - 7.2%
           338,070  adidas AG(1)                                          16,113
           263,169  Bayerische Motoren Werke AG                           13,636
           136,940  Deutsche Boerse AG(1)                                 20,786
           138,030  E.On AG                                               17,537
           280,711  Fresenius Medical Care AG                             37,038
           391,300  Hochtief AG                                           22,275
           403,537  Hypo Real Estate Holding AG                           25,024
           250,728  MAN AG                                                19,182
           112,341  SAP AG                                                21,460
                                                                 ---------------
                                                                         193,051
                                                                 ---------------

INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
GREECE - 2.0%
           902,010  Hellenic Telecommunications
                    Organization SA(2)                                    20,803
           782,130  National Bank of Greece SA                            32,468
                                                                 ---------------
                                                                          53,271
                                                                 ---------------
HONG KONG - 0.5%
         5,892,800  Li & Fung Ltd.(1)                                     14,017
                                                                 ---------------
INDIA - 1.1%
           248,500  Infosys Technologies Ltd.                              9,679
           941,240  Tata Consultancy Services Ltd.                        20,188
                                                                 ---------------
                                                                          29,867
                                                                 ---------------
IRELAND - 2.4%
         1,396,155  Anglo Irish Bank Corp. plc                            23,075
         1,182,847  Bank of Ireland                                       22,506
           351,104  Ryanair Holdings plc ADR(1)(2)                        19,265
                                                                 ---------------
                                                                          64,846
                                                                 ---------------
ITALY - 3.9%
         1,111,575  Banco Popolare di Verona e
                    Novara Scrl(1)                                        33,042
           654,229  ENI SpA                                               20,034
           953,288  Luxottica Group SpA                                   27,616
         1,053,854  Saipem SpA(1)                                         23,616
                                                                 ---------------
                                                                         104,308
                                                                 ---------------
JAPAN - 18.9%
         3,118,000  Bank of Yokohama Ltd. (The)                           24,663
           415,900  Canon, Inc.                                           20,703
           710,150  Daiei Inc. (The)(1)(2)                                13,741
           618,300  Daikin Industries Ltd.(1)                             18,920
           557,800  Hoya Corp.                                            20,302
           833,500  JTEKT Corp.                                           16,624
           698,000  Komatsu Ltd.                                          12,762
           594,000  Leopalace21 Corp.                                     21,062
         1,057,000  Matsushita Electric
                    Industrial Co., Ltd.                                  22,614
         1,328,000  Matsushita Electric Works, Ltd.(1)                    14,172
         2,048,000  Mitsubishi Electric Corp.                             16,898
             1,908  Mitsubishi UFJ
                    Financial Group, Inc.                                 26,021
           403,000  Murata Manufacturing Co. Ltd.                         27,755
           572,000  NGK Insulators Ltd.(1)                                 7,811
           318,900  Nitto Denko Corp.(1)                                  22,915
           167,570  ORIX Corp.                                            44,492
           587,700  Sega Sammy Holdings Inc.                              20,088
         2,235,000  Sekisui Chemical Co. Ltd.(1)                          19,622
           566,700  Seven & i Holdings Co. Ltd.(1)                        20,046
           340,300  Shin-Etsu Chemical Co., Ltd.                          19,405
           828,000  Sumitomo Realty &
                    Development Co. Ltd.                                  24,420
           672,200  Toyota Motor Corp.                                    36,497
           328,100  Yamada Denki Co. Ltd.(1)                              35,237
                                                                 ---------------
                                                                         506,770
                                                                 ---------------

INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
MEXICO - 1.4%
           982,382  America Movil SA de CV
                    Series L ADR                                          36,652
                                                                 ---------------
NETHERLANDS - 3.3%
         1,045,506  ING Groep N.V. CVA(1)                                 45,210
           520,460  Koninklijke Royal Philips
                    Electronics N.V.                                      17,751
           551,123  Royal Numico N.V.(1)                                  25,604
                                                                 ---------------
                                                                          88,565
                                                                 ---------------
NORWAY - 2.3%
           133,820  Aker Kvaerner ASA(1)                                  12,806
           657,990  Statoil ASA                                           17,745
         2,511,277  Telenor ASA                                           31,777
                                                                 ---------------
                                                                          62,328
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 0.6%
         2,433,500  China Mobile Hong Kong Ltd.                           16,365
                                                                 ---------------
SINGAPORE - 0.6%
         1,801,000  Keppel Corp. Ltd.                                     17,168
                                                                 ---------------
SOUTH KOREA - 2.2%
           214,160  Hyundai Motor Company                                 18,036
            61,670  Samsung Electronics                                   41,678
                                                                 ---------------
                                                                          59,714
                                                                 ---------------
SPAIN - 1.8%
         1,347,716  Cintra Concesiones de
                    Infraestructuras de
                    Transporte SA(1)                                      17,907
           698,649  Inditex SA(1)                                         31,518
                                                                 ---------------
                                                                          49,425
                                                                 ---------------
SWEDEN - 2.0%
           856,435  Atlas Copco AB Cl A                                   22,044
           523,760  Svenska Handelsbanken AB Cl A                         13,662
         5,236,610  Telefonaktiebolaget LM
                    Ericsson Cl B                                         17,418
                                                                 ---------------
                                                                          53,124
                                                                 ---------------
SWITZERLAND - 12.0%
         2,264,675  ABB Ltd.                                              30,093
           560,139  Adecco SA(1)                                          32,754
           507,939  Compagnie Financiere
                    Richemont AG Cl A                                     24,191
           364,550  Credit Suisse Group                                   20,339
           350,960  Holcim Ltd.                                           28,437
            39,560  Nestle SA                                             13,608
           788,415  Novartis AG                                           45,013
           360,419  Roche Holding AG                                      66,462
           128,870  Syngenta AG                                           18,925
           759,764  UBS AG                                                43,007
                                                                 ---------------
                                                                         322,829
                                                                 ---------------

INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
TAIWAN (REPUBLIC OF CHINA) - 1.1%
         5,449,800  Hon Hai Precision
                    Industry Co., Ltd.                                    30,732
                                                                 ---------------
TURKEY - 0.4%
         3,270,210  Turkiye Garanti Bankasi AS                             9,556
                                                                 ---------------
UNITED KINGDOM - 15.5%
           746,239  Admiral Group plc                                      9,624
         1,748,483  Amvescap plc                                          18,052
         2,172,990  Barclays plc                                          27,216
         2,283,389  BG Group plc                                          29,859
         2,030,780  BP plc                                                23,095
           722,325  British American Tobacco plc                          19,814
         1,860,460  Burberry Group plc                                    16,958
         2,720,110  Capita Group plc                                      28,343
         4,660,678  Carphone Warehouse Group plc                          24,970
         1,742,987  GlaxoSmithKline plc                                   49,405
         3,851,034  Man Group plc                                         30,976
         1,708,975  Marks & Spencer Group plc                             19,288
         1,255,150  Prudential plc                                        14,094
         1,149,585  Reckitt Benckiser plc                                 47,739
           887,870  Royal Bank of Scotland Group plc                      30,138
         3,993,320  Tesco plc                                             28,697
                                                                 ---------------
                                                                         418,268
                                                                 ---------------
TOTAL COMMON STOCKS                                                    2,674,078
(Cost $2,049,346)                                                ---------------

PREFERRED STOCKS - 0.1%
BRAZIL - 0.1%
            59,600  Banco Itau Holding Financeira SA                       1,801
                                                                 ---------------
(Cost $1,772)

TEMPORARY CASH INVESTMENTS - 0.8%
Repurchase Agreement, Morgan Stanley Group,
Inc., (collateralized by various U.S. Treasury
obligations, 8.125%, 8/15/19, valued at
$22,589), in a joint trading account at 5.21%,
dated 8/31/06, due 9/1//06
(Delivery value $22,103)                                                  22,100
                                                                 ---------------
(Cost $22,100)

COLLATERAL RECEIVED
FOR SECURITIES LENDING(3) - 16.8%
Repurchase Agreement, Lehman Brothers Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 5.28%, dated 8/31/06,
due 9/1/06 (Delivery value $350,051)                                     350,000

INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
                             ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending agent),
5.31%, dated 8/31/06, due 9/1/06
(Delivery value $102,471)                                                102,456
                                                                 ---------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING                                                   452,456
(Cost $452,456)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 117.1%                                   3,150,435
                                                                 ---------------
(Cost $2,525,674)

OTHER ASSETS AND LIABILITIES - (17.1)%                                 (460,073)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   2,690,362
                                                                 ===============

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Financials                                            27.0%
Consumer Discretionary                                15.5%
Industrials                                           12.5%
Energy                                                 8.7%
Health Care                                            8.3%
Consumer Staples                                       8.2%
Information Technology                                 7.8%
Materials                                              5.5%
Telecommunication Services                             3.9%
Utilities                                              2.1%
Cash and cash equivalents(+)                           0.5%

(+) Includes temporary cash investments, collateral received for securities lending, and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CVA = Certificaten Van Aandelen
(1) Security, or a portion thereof, was on loan as of August 31, 2006. The aggregate value of securities on loan at August 31, 2006, was $431,482 (in thousands), which represented 16.0% of total net assets.
(2) Non-income producing.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
                             ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                      $2,531,029
                                                                 ===============
Gross tax appreciation of investments                                $  644,258
Gross tax depreciation of investments                                   (24,852)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                   $  619,406
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
GLOBAL GROWTH FUND
AUGUST 31, 2006

[american century investments logo and text logo]

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.2%
AUSTRALIA - 1.6%
           311,685  BHP Billiton Ltd.(1)                          $        6,593
                                                                 ---------------
AUSTRIA - 1.1%
            74,500  Erste Bank der Oesterreichischen
                    Sparkassen AG                                          4,505
                                                                 ---------------
BELGIUM - 1.0%
            38,600  KBC Groupe                                             4,157
                                                                 ---------------
CANADA - 1.9%
           101,021  Suncor Energy Inc.(1)                                  7,833
                                                                 ---------------
CHANNEL ISLANDS - 1.4%
           147,710  Amdocs Ltd.(1)(2)                                      5,605
                                                                 ---------------
DENMARK - 0.6%
            34,500  Novo Nordisk AS Cl B                                   2,551
                                                                 ---------------
FRANCE - 6.3%
            50,000  Accor SA                                               3,200
            46,020  Alstom RGPT(2)                                         4,339
           110,171  Axa SA                                                 4,093
            35,710  Societe Generale(1)                                    5,765
            74,600  Total SA(1)                                            5,037
            33,000  Vinci SA(1)                                            3,573
                                                                 ---------------
                                                                          26,007
                                                                 ---------------
GERMANY - 4.6%
            21,810  Deutsche Boerse AG                                     3,311
            33,000  Fresenius Medical Care AG                              4,354
            86,720  Hypo Real Estate Holding AG                            5,378
            26,150  MAN AG                                                 2,001
            21,650  SAP AG                                                 4,136
                                                                 ---------------
                                                                          19,180
                                                                 ---------------
GREECE - 1.4%
           135,500  National Bank of Greece SA                             5,625
                                                                 ---------------
HONG KONG - 0.5%
         1,015,981  Link Real Estate Investment
                    Trust (The)                                            2,108
                                                                 ---------------
INDIA - 2.4%
           350,000  Bharti Airtel Ltd.(2)                                  3,361
            72,000  Infosys Technologies Ltd. ADR(1)                       3,229
           164,722  Tata Consultancy Services Ltd.                         3,533
                                                                 ---------------
                                                                          10,123
                                                                 ---------------
IRELAND - 1.1%
           285,000  Anglo Irish Bank Corp. plc                             4,711
                                                                 ---------------

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
ITALY - 1.2%
           219,890  Saipem SpA                                             4,928
                                                                 ---------------
JAPAN - 10.8%
           140,800  Hoya Corp.                                             5,124
           210,000  JTEKT Corp.(1)                                         4,188
           379,000  Mitsubishi Electric Corp.                              3,127
            50,000  Murata Manufacturing Co. Ltd.                          3,444
           189,000  NGK Insulators Ltd.(1)                                 2,581
            26,440  ORIX Corp.                                             7,020
           325,000  Sekisui Chemical Co. Ltd.                              2,853
            69,800  Sony Corp.                                             3,023
           506,000  Sumitomo Chemical
                    Company, Ltd.                                          3,985
           204,000  Sumitomo Realty &
                    Development Co. Ltd.(1)                                6,016
            31,110  Yamada Denki Co. Ltd.(1)                               3,341
                                                                 ---------------
                                                                          44,702
                                                                 ---------------
MEXICO - 1.5%
           168,000  America Movil SA de CV
                    Series L ADR                                           6,268
                                                                 ---------------
NETHERLANDS - 4.0%
            99,924  ING Groep N.V. CVA                                     4,320
            90,000  Royal Numico N.V.(1)                                   4,181
           132,400  Schlumberger Ltd.                                      8,116
                                                                 ---------------
                                                                          16,617
                                                                 ---------------
NORWAY - 0.5%
           157,630  Telenor ASA                                            1,995
                                                                 ---------------
SOUTH KOREA - 2.0%
            48,550  Hyundai Motor Company                                  4,089
             6,390  Samsung Electronics                                    4,318
                                                                 ---------------
                                                                           8,407
                                                                 ---------------
SPAIN - 1.1%
           335,771  Cintra Concesiones de
                    Infraestructuras de
                    Transporte SA(1)                                       4,461
                                                                 ---------------
SWITZERLAND - 6.6%
           303,250  ABB Ltd.                                               4,030
            68,340  Adecco SA(1)                                           3,996
            90,620  Compagnie Financiere
                    Richemont AG Cl A                                      4,315
            83,700  Novartis AG                                            4,779
            31,500  Roche Holding AG                                       5,809
            78,844  UBS AG                                                 4,463
                                                                 ---------------
                                                                          27,392
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 1.1%
           820,800  Hon Hai Precision
                    Industry Co., Ltd.                                     4,629
                                                                 ---------------
UNITED KINGDOM - 7.8%
           260,000  Amvescap plc                                           2,684

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT      ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
           338,640  Burberry Group plc                                     3,087
         1,085,000  Carphone Warehouse Group plc                           5,813
           140,000  GlaxoSmithKline plc                                    3,968
           797,412  Man Group plc                                          6,415
           155,765  Reckitt Benckiser plc                                  6,469
            76,000  Rio Tinto plc                                          3,847
                                                                 ---------------
                                                                          32,283
                                                                 ---------------
UNITED STATES - 37.7%
            87,740  Air Products & Chemicals, Inc.                         5,817
           130,000  Akamai Technologies, Inc.(1)(2)                        5,096
            55,100  Allergan, Inc.                                         6,312
            58,000  Alliance Data Systems Corp.(2)                         2,931
           125,200  American Express Co.                                   6,578
           258,570  American Tower Corp. Cl A(2)                           9,272
            27,650  Apple Computer, Inc.(2)                                1,876
           135,500  Automatic Data Processing, Inc.                        6,396
            52,000  Best Buy Co., Inc.                                     2,444
            67,500  Boeing Co.                                             5,055
            36,000  Caterpillar Inc.                                       2,389
           206,290  Cisco Systems Inc.(2)                                  4,536
            82,500  Colgate-Palmolive Co.                                  4,938
           153,000  Comcast Corporation Cl A(2)                            5,355
            25,000  Corporate Executive
                    Board Co. (The)                                        2,191
           207,000  CVS Corp.                                              6,945
            80,200  Danaher Corp.                                          5,316
           142,000  Disney (Walt) Co.                                      4,210
            81,200  Exxon Mobil Corp.                                      5,495
            68,500  FMC Technologies Inc.(1)(2)                            4,029
            67,000  Gen-Probe Inc.(2)                                      3,257
            54,910  Genentech, Inc.(2)                                     4,531
            27,220  Goldman Sachs Group, Inc. (The)                        4,046
           153,000  Hewlett-Packard Co.                                    5,594
            74,500  Laboratory Corp. of America
                    Holdings(2)                                            5,097
            42,500  Lamar Advertising Co. Cl A(1)(2)                       2,223
            43,000  Manor Care, Inc.                                       2,245
            71,220  Manpower Inc.                                          4,210
           114,000  Monsanto Co.                                           5,408
            64,300  PepsiCo, Inc.                                          4,198
            58,500  Precision Castparts Corp.                              3,419
            28,156  Prudential Financial, Inc.                             2,067
            62,200  SLM Corporation                                        3,019
            56,250  Textron Inc.                                           4,717
           120,000  Wells Fargo & Co.                                      4,170
                                                                 ---------------
                                                                         155,382
                                                                 ---------------
TOTAL COMMON STOCKS                                                      406,062
(Cost $309,885)                                                  ---------------

TEMPORARY CASH INVESTMENTS - 1.2%
            $4,900  FHLB Discount Notes, 4.98%,
                    9/1/06(1)(3)                                           4,900
                                                                 ---------------
(Cost $4,900)

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
                             ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
COLLATERAL RECEIVED
FOR SECURITIES LENDING(4) - 13.0%
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.27%, dated 8/31/06,
due 9/1/06 (Delivery value $25,004)                                       25,000

Repurchase Agreement, UBS AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 5.31%, dated
8/31/06, due 9/1/06 (Delivery value $28,627)                              28,623
                                                                 ---------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING                                                    53,623
(Cost $53,623)                                                   ---------------

TOTAL INVESTMENT SECURITIES - 112.4%                                     464,585
                                                                 ---------------
(Cost $368,408)

OTHER ASSETS AND LIABILITIES - (12.4)%                                  (51,326)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $      413,259
                                                                 ===============

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Financials                                         21.9%
Information Technology                             14.6%
Industrials                                        14.4%
Consumer Discretionary                             10.6%
Health Care                                        10.4%
Energy                                              8.6%
Consumer Staples                                    6.5%
Materials                                           6.2%
Telecommunication Services                          5.0%
Cash and cash equivalents(+)                        1.8%

(+) Includes temporary cash investments, collateral received for securities lending, and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CVA = Certificaten Van Aandelen
FHLB = Federal Home Loan Bank
(1) Security, or a portion thereof, was on loan as of August 31, 2006. The aggregate value of securities on loan at August 31, 2006, was $51,502 (in thousands), which represented 12.5% of total net assets.
(2) Non-income producing.
(3) The rate indicated is the yield to maturity at purchase.
(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
                             ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $   368,601
                                                                 ===============
Gross tax appreciation of investments                               $    99,055
Gross tax depreciation of investments                                    (3,071)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $    95,984
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INTERNATIONAL VALUE FUND
AUGUST 31, 2006

[american century investments logo and text logo]

INTERNATIONAL VALUE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 92.5%
AUSTRALIA - 3.0%
            48,280  Alumina Ltd.                                  $          234
             4,630  Australia & New Zealand
                    Banking Group Ltd.                                        96
            26,770  BHP Billiton Ltd.                                        567
            26,912  National Australia Bank Ltd.                             747
                                                                 ---------------
                                                                           1,644
                                                                 ---------------
BELGIUM - 0.5%
            11,400  AGFA-Gevaert N.V.                                        267
                                                                 ---------------
BERMUDA - 1.7%
            11,760  Ace, Ltd.                                                633
             4,700  XL Capital Ltd. Cl A                                     309
                                                                 ---------------
                                                                             942
                                                                 ---------------
CANADA - 2.3%
             5,740  Alcan Inc.                                               258
            20,358  BCE Inc.                                                 508
            21,300  Celestica Inc.(1)                                        204
            49,300  Domtar Inc.(1)                                           315
                                                                 ---------------
                                                                           1,285
                                                                 ---------------
DENMARK - 1.0%
            18,904  Vestas Wind Systems AS(1)                                529
                                                                 ---------------
FINLAND - 1.8%
            34,110  Stora Enso Oyj R Shares                                  518
            20,660  UPM-Kymmene Oyj                                          490
                                                                 ---------------
                                                                           1,008
                                                                 ---------------
FRANCE - 8.8%
             4,160  Accor SA                                                 266
                97  Arkema(1)                                                  4
            24,219  AXA SA                                                   900
             8,110  Compagnie Generale des
                    Etablissements Michelin Cl B                             551
             6,680  Electricite de France                                    380
            21,700  France Telecom SA                                        461
             8,483  Sanofi-Aventis                                           761
            18,760  Suez SA                                                  802
            15,920  Thomson                                                  255
             3,880  Total SA                                                 262
             5,032  Valeo SA                                                 184
                                                                 ---------------
                                                                           4,826
                                                                 ---------------
GERMANY - 7.3%
            10,320  BASF AG                                                  850
            11,900  Bayerische Motoren Werke AG                              617
            30,710  Deutsche Post AG                                         779
             7,520  E.On AG                                                  956
            25,810  Infineon Technologies AG(1)                              303

INTERNATIONAL VALUE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
             6,300  Siemens AG ADR                                           535
                                                                 ---------------
                                                                           4,040
                                                                 ---------------
HONG KONG - 4.0%
            54,300  Cheung Kong Holdings Ltd.                                599
               948  CK Life Sciences International
                    Holdings Inc.(1)                                           -
            80,948  HongKong Electric Holdings                               387
            56,900  Hutchison Whampoa Ltd.                                   517
           146,000  Swire Pacific Ltd. B Shares                              282
            40,500  Swire Pacific Ltd. A Shares                              443
                                                                 ---------------
                                                                           2,228
                                                                 ---------------
ISRAEL - 0.7%
            19,490  Check Point Software
                    Technologies(1)                                          362
                                                                 ---------------
ITALY - 1.8%
            21,370  ENI SpA                                                  654
            42,150  UniCredito Italiano SpA                                  336
                                                                 ---------------
                                                                             990
                                                                 ---------------
JAPAN - 9.3%
                57  East Japan Railway Company                               421
             8,200  Fuji Photo Film Co. Ltd.                                 301
            62,400  Hitachi Ltd.                                             397
             4,200  Mabuchi Motor Co. Ltd.                                   267
             3,400  Nintendo Co., Ltd.                                       698
               101  Nippon Telegraph &
                    Telephone Corp.                                          511
            17,600  Nomura Holdings, Inc.                                    341
            11,900  Olympus Corp.                                            353
             4,800  Ono Pharmaceutical Co. Ltd.                              224
            32,600  Sompo Japan Insurance Inc.                               431
            12,300  Sony Corp.                                               533
            10,600  Takeda Pharmaceutical Co. Ltd.                           702
               300  Toshiba Corp.                                              2
                                                                 ---------------
                                                                           5,181
                                                                 ---------------
MEXICO - 1.2%
            26,460  Telefonos de Mexico SA de CV
                    Series L ADR                                             639
                                                                 ---------------
NETHERLANDS - 8.3%
            12,580  Akzo Nobel N.V.                                          725
            22,430  ING Groep N.V. CVA                                       970
            23,417  Koninklijke Royal Philips
                    Electronics N.V.                                         798
            33,730  Reed Elsevier N.V.                                       541
            21,145  Royal Dutch Shell plc B Shares                           757
            23,440  SBM Offshore N.V.                                        643
             5,240  Wolters Kluwer N.V.                                      133
                                                                 ---------------
                                                                           4,567
                                                                 ---------------
NORWAY - 2.1%
            23,899  Norske Skogindustrier ASA                                364

INTERNATIONAL VALUE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
            62,970  Telenor ASA                                              797
                                                                 ---------------
                                                                           1,161
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 0.5%
           824,000  China Telecom Corporation
                    Limited H Shares                                         278
                                                                 ---------------
PORTUGAL - 0.8%
            32,950  Portugal Telecom SGPS SA                                 414
                                                                 ---------------
SINGAPORE - 1.3%
            61,500  DBS Group Holdings Ltd.                                  704
                                                                 ---------------
SOUTH KOREA - 5.1%
             6,890  Kookmin Bank                                             557
            13,780  Korea Electric Power Corp.                               527
            19,660  KT Corp. ADR                                             434
             1,370  Samsung Electronics                                      926
            16,530  SK Telecom Co. Ltd. ADR                                  362
                                                                 ---------------
                                                                           2,806
                                                                 ---------------
SPAIN - 4.5%
            41,710  Banco Santander Central
                    Hispano SA                                               647
             9,260  Iberdrola SA                                             344
            27,430  Repsol YPF, SA                                           789
            13,460  Telefonica SA ADR                                        692
                                                                 ---------------
                                                                           2,472
                                                                 ---------------
SWEDEN - 4.4%
            25,490  Atlas Copco AB Cl A                                      657
            43,510  Nordea Bank AB                                           546
            47,630  Nordea Bank AB FDR                                       601
            18,570  Securitas AB B Shares                                    327
             5,020  Volvo AB Cl B                                            285
                                                                 ---------------
                                                                           2,416
                                                                 ---------------
SWITZERLAND - 2.6%
             2,030  Nestle SA                                                698
             9,307  Swiss Reinsurance                                        710
                                                                 ---------------
                                                                           1,408
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 1.4%
            14,586  Chunghwa Telecom Co. Ltd. ADR                            252
           300,580  Compal Electronics Inc.                                  263
           210,000  Lite-On Technology Corp.(1)                              261
                                                                 ---------------
                                                                             776
                                                                 ---------------
UNITED KINGDOM - 18.1%
            92,850  BAE Systems plc                                          655
            21,277  Boots Group plc                                          312

INTERNATIONAL VALUE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
            54,390  BP plc                                                   619
            65,150  British Airways plc(1)                                   510
            63,150  British Sky Broadcasting plc                             674
            56,630  Cadbury Schweppes plc                                    603
            76,750  Compass Group plc                                        373
            18,940  GlaxoSmithKline plc                                      537
            28,000  HSBC Holdings plc                                        508
            32,590  Lloyds TSB Group plc                                     324
            35,602  National Grid plc                                        433
            40,140  Pearson plc                                              571
           139,260  Rentokil Initial plc                                     398
            99,630  Rolls-Royce Group plc(1)                                 828
            15,640  Royal Bank of Scotland Group plc                         531
            17,610  Shire plc                                                299
            25,120  Smiths Group plc                                         412
            19,350  Standard Chartered plc                                   485
            18,085  Unilever plc                                             433
           230,903  Vodafone Group plc                                       500
                                                                 ---------------
                                                                          10,005
                                                                 ---------------
TOTAL COMMON STOCKS                                                       50,948
(Cost $34,736)                                                   ---------------

PREFERRED STOCKS - 1.2%
BRAZIL - 1.2%
            20,860  Comphania Vale do Rio Doce ADR                           376
             7,470  Empresa Brasiliera de
                    Aeronautica SA ADR                                       288
                                                                 ---------------
TOTAL PREFERRED STOCKS                                                       664
(Cost $302)                                                      ---------------

TEMPORARY CASH INVESTMENTS - 6.0%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury
obligations, 8.125% - 8.75%, 5/15/17 - 8/15/21,
valued at $613), in a joint trading account
at 5.20%, dated 8/31/06, due 9/1/06
(Delivery value $600)                                                        600

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 8.125%, 8/15/19,
valued at $2,760), in a joint trading account
at 5.21%, dated 8/31/06, due 9/1//06
(Delivery value $2,700)                                                    2,700
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                           3,300
(Cost $3,300)                                                    ---------------

TOTAL INVESTMENT SECURITIES - 99.7%                                       54,912
                                                                 ---------------
(Cost $38,338)

OTHER ASSETS AND LIABILITIES - 0.3%                                          182
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $       55,094
                                                                 ===============

INTERNATIONAL VALUE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Financials                                               21.3%
Industrials                                              13.0%
Consumer Discretionary                                   11.0%
Telecommunication Services                               10.6%
Materials                                                 8.5%
Utilities                                                 6.9%
Energy                                                    6.8%
Information Technology                                    6.7%
Health Care                                               5.2%
Consumer Staples                                          3.7%
Cash and cash equivalents(+)                              6.3%

(+) Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CVA = Certificaten Van Aandelen
FDR = Finnish Depository Receipt
(1) Non-income producing.

INTERNATIONAL VALUE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
                             ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                      $   38,338
                                                                 ===============
Gross tax appreciation of investments                                $   17,528
Gross tax depreciation of investments                                      (954)
                                                                 ---------------
Net tax appreciation (depreciation)
of investments                                                       $   16,574
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INTERNATIONAL STOCK FUND
AUGUST 31, 2006

[american century investments logo and text logo]

INTERNATIONAL STOCK - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 96.7%
AUSTRALIA - 3.6%
            49,438  BHP Billiton Ltd.                             $        1,046
            21,633  National Australia Bank Ltd.                             600
            26,153  QBE Insurance Group Limited                              477
             9,144  Rio Tinto Ltd.                                           509
                                                                 ---------------
                                                                           2,632
                                                                 ---------------
AUSTRIA - 0.8%
             9,356  Erste Bank der Oesterreichischen
                    Sparkassen AG                                            566
                                                                 ---------------
BELGIUM - 1.2%
             7,976  KBC Groupe                                               859
                                                                 ---------------
BRAZIL - 1.2%
             9,939  Petroleo Brasileiro SA ADR                               891
                                                                 ---------------
CANADA - 0.5%
             4,790  Suncor Energy Inc.                                       371
                                                                 ---------------
FINLAND - 0.9%
            14,042  Fortum Oyj                                               378
             9,459  Neste Oil Oyj                                            298
                                                                 ---------------
                                                                             676
                                                                 ---------------
FRANCE - 11.3%
             8,289  Accor SA                                                 530
             9,155  Alstom RGPT(1)                                           864
            24,325  Axa SA                                                   903
             5,842  Essilor International SA Cie
                    Generale D'Optique                                       605
             9,019  Groupe Danone                                          1,241
             1,982  Pernod-Ricard SA                                         432
             4,439  PPR SA                                                   614
             6,187  Societe Generale                                         999
            18,418  Total SA                                               1,244
               695  Vallourec                                                156
            11,217  Veolia Environnement                                     629
                                                                 ---------------
                                                                           8,217
                                                                 ---------------
GERMANY - 6.9%
             8,551  adidas AG                                                408
             6,588  Bayerische Motoren Werke AG                              341
             3,496  Deutsche Boerse AG                                       531
             3,627  E.On AG                                                  461
             7,293  Fresenius Medical Care AG                                962
            10,422  Hochtief AG                                              593
            10,302  Hypo Real Estate Holding AG                              639
             6,525  MAN AG                                                   499

INTERNATIONAL STOCK - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
             2,909  SAP AG                                                   556
                                                                 ---------------
                                                                           4,990
                                                                 ---------------
GREECE - 1.8%
            22,581  Hellenic Telecommunications
                    Organization SA(1)                                       521
            19,622  National Bank of Greece SA                               815
                                                                 ---------------
                                                                           1,336
                                                                 ---------------
HONG KONG - 0.5%
           143,000  Li & Fung Ltd.                                           340
                                                                 ---------------
INDIA - 0.9%
            13,860  Infosys Technologies Ltd. ADR                            622
                                                                 ---------------
IRELAND - 2.4%
            38,824  Anglo Irish Bank Corp. plc                               642
            29,917  Bank of Ireland                                          569
             8,963  Ryanair Holdings plc ADR(1)                              492
                                                                 ---------------
                                                                           1,703
                                                                 ---------------
ITALY - 3.7%
            28,376  Banco Popolare di Verona
                    e Novara Scrl                                            843
            16,378  ENI SpA                                                  502
            23,883  Luxottica Group SpA                                      692
            27,424  Saipem SpA                                               615
                                                                 ---------------
                                                                           2,652
                                                                 ---------------
JAPAN - 17.7%
            81,000  Bank of Yokohama Ltd. (The)                              641
            10,500  Canon, Inc.                                              523
            18,000  Daiei Inc. (The)(1)                                      348
            15,500  Daikin Industries Ltd.                                   474
            14,800  Hoya Corp.                                               539
            21,200  JTEKT Corp.                                              423
            18,000  Komatsu Ltd.                                             329
            15,000  Leopalace21 Corp.                                        532
            28,000  Matsushita Electric
                    Industrial Co., Ltd.                                     599
            32,000  Matsushita Electric Works, Ltd.                          341
            51,000  Mitsubishi Electric Corp.                                421
                49  Mitsubishi UFJ Financial
                    Group, Inc.                                              668
            10,200  Murata Manufacturing Co. Ltd.                            702
            14,000  NGK Insulators Ltd.                                      191
             8,200  Nitto Denko Corp.                                        589
             4,300  ORIX Corp.                                             1,142
            15,400  Sega Sammy Holdings Inc.                                 526
            56,000  Sekisui Chemical Co. Ltd.                                492
            14,300  Seven & i Holdings Co. Ltd.                              506
             8,700  Shin-Etsu Chemical Co., Ltd.                             496
            21,000  Sumitomo Realty &
                    Development Co. Ltd.                                     619
            16,900  Toyota Motor Corp.                                       918
             8,230  Yamada Denki Co. Ltd.                                    884

INTERNATIONAL STOCK - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
                                                                 ---------------
                                                                          12,903
                                                                 ---------------
MEXICO - 1.3%
            25,813  America Movil SA de CV
                    Series L ADR                                             963
                                                                 ---------------
MULTI-NATIONAL - 1.5%
            16,000  iShares MSCI EAFE Index Fund                           1,082
                                                                 ---------------
NETHERLANDS - 3.2%
            27,163  ING Groep N.V. CVA                                     1,174
            13,522  Koninklijke Royal Philips
                    Electronics N.V.                                         461
            14,482  Royal Numico N.V.                                        673
                                                                 ---------------
                                                                           2,308
                                                                 ---------------
NORWAY - 2.2%
             3,379  Aker Kvaerner ASA                                        323
            16,519  Statoil ASA                                              445
            63,004  Telenor ASA                                              797
                                                                 ---------------
                                                                           1,565
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 0.6%
            62,000  China Mobile Hong Kong Ltd.                              417
                                                                 ---------------
SINGAPORE - 0.6%
            45,000  Keppel Corp. Ltd.                                        429
                                                                 ---------------
SOUTH KOREA - 2.3%
             5,609  Hyundai Motor Company                                    472
             1,740  Samsung Electronics                                    1,176
                                                                 ---------------
                                                                           1,648
                                                                 ---------------
SPAIN - 1.8%
            35,294  Cintra Concesiones de
                    Infraestructuras de Transporte SA                        469
            17,835  Inditex SA                                               805
                                                                 ---------------
                                                                           1,274
                                                                 ---------------
SWEDEN - 1.9%
            21,862  Atlas Copco AB Cl A                                      563
            13,112  Svenska Handelsbanken AB Cl A                            342
           131,192  Telefonaktiebolaget LM
                    Ericsson Cl B                                            436
                                                                 ---------------
                                                                           1,341
                                                                 ---------------
SWITZERLAND - 11.5%
            56,818  ABB Ltd.                                                 755
            14,032  Adecco SA                                                820
            14,724  Compagnie Financiere
                    Richemont AG Cl A                                        701

INTERNATIONAL STOCK - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
             9,710  Credit Suisse Group                                      542
             8,786  Holcim Ltd.                                              712
             1,045  Nestle SA                                                359
            20,127  Novartis AG                                            1,149
             9,439  Roche Holding AG                                       1,741
             3,228  Syngenta AG                                              474
            19,898  UBS AG                                                 1,126
                                                                 ---------------
                                                                           8,379
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 1.1%
           141,600  Hon Hai Precision
                    Industry Co., Ltd.                                       799
                                                                 ---------------
TURKEY - 0.4%
            87,107  Turkiye Garanti Bankasi AS                               255
                                                                 ---------------
UNITED KINGDOM - 14.9%
            19,545  Admiral Group plc                                        252
            44,635  Amvescap plc                                             461
            56,456  Barclays plc                                             707
            59,797  BG Group plc                                             782
            52,845  BP plc                                                   601
            18,797  British American Tobacco plc                             516
            48,721  Burberry Group plc                                       444
            71,475  Capita Group plc                                         745
           116,170  Carphone Warehouse Group plc                             622
            45,648  GlaxoSmithKline plc                                    1,294
           102,578  Man Group plc                                            825
            44,754  Marks & Spencer Group plc                                505
            31,421  Prudential plc                                           353
            30,107  Reckitt Benckiser plc                                  1,250
            22,457  Royal Bank of Scotland Group plc                         761
            99,967  Tesco plc                                                718
                                                                 ---------------
                                                                          10,836
                                                                 ---------------
TOTAL COMMON STOCKS                                                       70,054
(Cost $63,883)                                                   ---------------

TEMPORARY CASH INVESTMENTS - 2.9%
Repurchase Agreement, Morgan Stanley Group,
Inc., (collateralized by various U.S. Treasury
obligations, 8.125%, 8/15/19, valued at $2,146),
in a joint trading account at 5.21%, dated
8/31/06, due 9/1//06 (Delivery value $2,100)                               2,100
                                                                 ---------------
(Cost $2,100)

TOTAL INVESTMENT SECURITIES - 99.6%                                       72,154
                                                                 ---------------
(Cost $65,983)

INTERNATIONAL STOCK - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
                             ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - 0.4%                                          271
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $       72,425
                                                                 ===============

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Financials                                                  26.0%
Consumer Discretionary                                      14.8%
Industrials                                                 11.8%
Energy                                                       8.4%
Health Care                                                  7.9%
Consumer Staples                                             7.9%
Information Technology                                       7.4%
Materials                                                    5.3%
Telecommunication Services                                   3.7%
Utilities                                                    2.0%
Diversified                                                  1.5%
Cash and cash equivalents(+)                                 3.3%

(+) Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CVA = Certificaten Van Aandelen
EAFE = Europe, Australasia, and Far East
MSCI = Morgan Stanley Capital International
(1) Non-income producing.

INTERNATIONAL STOCK - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
                             ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                        $ 66,197
                                                                 ===============
Gross tax appreciation of investments                                  $  6,630
Gross tax depreciation of investments                                      (673)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                     $  5,957
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INTERNATIONAL DISCOVERY FUND
AUGUST 31, 2006

[american century investments logo and text logo]

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.5%
AUSTRALIA - 6.3%
           921,400  Babcock & Brown
                    International Pty Ltd.                         $      14,143
         1,302,700  Computershare Ltd.                                     7,759
           945,500  CSL Ltd.                                              36,716
         5,218,300  Lihir Gold Ltd.(1)                                    11,915
         2,313,800  Macquarie Communications
                    Infrastructure Group                                  10,655
           955,100  Zinifex Ltd.                                           8,679
                                                                 ---------------
                                                                          89,867
                                                                 ---------------
AUSTRIA - 1.0%
           186,500  BETandWIN.com Interactive
                    Entertainment AG(1)                                    6,942
           328,700  Meinl European Land Ltd.(1)                            7,096
                                                                 ---------------
                                                                          14,038
                                                                 ---------------
BELGIUM - 1.4%
            44,200  Bekaert SA                                             4,338
           111,100  Umicore                                               16,156
                                                                 ---------------
                                                                          20,494
                                                                 ---------------
BERMUDA - 0.5%
           246,000  IPC Holdings, Ltd.                                     6,876
                                                                 ---------------
CANADA - 2.0%
           442,400  Gildan Activewear Inc.(1)                             22,239
           370,700  OPTI Canada Inc.(1)                                    6,822
                                                                 ---------------
                                                                          29,061
                                                                 ---------------
CYPRUS - 0.6%
           876,900  Bank of Cyprus Public Co. Ltd.                         8,247
                                                                 ---------------
DENMARK - 3.7%
            78,600  Alk-Abello AS(1)(2)                                   10,329
            92,800  Coloplast AS Cl B                                      7,046
            80,400  Dampskibsselskabet Torm AS(1)                          4,205
           222,600  Topdanmark AS(1)                                      31,928
                                                                 ---------------
                                                                          53,508
                                                                 ---------------
EGYPT - 0.3%
           574,500  Egyptian Financial Group -
                    Hermes Holding SAE(1)                                  4,493
                                                                 ---------------
FRANCE - 5.0%
            86,100  Iliad SA                                               7,159
           248,200  Neopost SA(2)                                         29,018
           128,700  Nexans SA                                             10,718
           278,500  SOITEC(1)                                              8,496
            71,900  Vallourec                                             16,121
                                                                 ---------------
                                                                          71,512
                                                                 ---------------

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
GERMANY - 7.9%
           937,100  GEA Group AG                                          15,320
           391,600  Hochtief AG                                           22,292
           501,700  IVG Immobilien AG                                     16,250
            67,200  Rheinmetall AG                                         4,512
           249,871  Schwarz Pharma AG                                     23,339
         1,457,900  United Internet AG                                    19,614
            83,300  Wincor Nixdorf AG                                     11,606
                                                                 ---------------
                                                                         112,933
                                                                 ---------------
GREECE - 2.7%
           739,600  Motor Oil (Hellas) Corinth
                    Refineries SA                                         19,597
           703,600  Piraeus Bank SA                                       18,408
                                                                 ---------------
                                                                          38,005
                                                                 ---------------
HONG KONG - 1.0%
         5,696,000  Melco International Development                       13,725
                                                                 ---------------
INDONESIA - 0.3%
        21,013,500  PT Bank Mandiri (Persero) Tbk                          4,840
                                                                 ---------------
IRELAND - 2.7%
         1,356,800  C&C Group plc                                         15,159
         1,273,400  Kingspan Group plc                                    22,808
                                                                 ---------------
                                                                          37,967
                                                                 ---------------
ITALY - 4.6%
         2,017,500  ASM Brescia SpA(2)                                     8,595
           394,100  Banca Italease                                        18,895
         1,467,891  Davide Campari-Milano SpA                             14,265
         1,063,500  Geox SpA                                              13,619
         2,930,000  Hera SpA                                               9,948
                                                                 ---------------
                                                                          65,322
                                                                 ---------------
JAPAN - 14.0%
           723,000  Asics Corp.                                            9,041
           654,000  Bank of Kyoto Ltd. (The)                               6,806
           187,400  Elpida Memory Inc.(1)                                  8,290
             2,300  Fullcast Co. Ltd.                                      7,175
           131,900  Goldcrest Co. Ltd.                                     7,286
           266,000  Hitachi Koki Co., Ltd.                                 3,623
         4,108,000  Japan Steel Works Ltd. (The)                          29,168
           881,200  JTEKT Corp.(2)                                        17,576
           462,000  MISUMI Group Inc.(2)                                   8,565
         1,209,000  Mitsubishi Gas Chemical Co. Inc.                      13,201
           768,000  NGK Insulators Ltd.                                   10,487
         2,032,000  Nishi-Nippon City Bank Ltd. (The)                      9,873
             1,100  Round One Corp.                                        4,407
         1,195,000  Senshu Bank Ltd. (The)                                 3,463
         2,063,000  Showa Denko KK                                         8,863
           482,200  Sohgo Security Services Co. Ltd.                       8,878
           240,900  Sysmex Corp.(2)                                        9,918
         1,462,000  Tokyo Tatemono Co. Ltd.                               15,826

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
           776,000  Toyoda Gosei Co. Ltd.                                 16,536
                                                                 ---------------
                                                                         198,982
                                                                 ---------------
MEXICO - 1.1%
           479,700  Grupo Aeroportuario del
                    Pacifico SA de CV ADR                                 16,286
                                                                 ---------------
NETHERLANDS - 6.2%
           264,100  Chicago Bridge & Iron Company
                    New York Shares                                        7,133
           178,900  Fugro N.V. CVA                                         7,908
         4,159,700  Hagemeyer N.V.(1)                                     21,052
         1,741,700  Koninklijke BAM Groep N.V.                            34,657
           262,500  USG People N.V.                                       18,061
                                                                 ---------------
                                                                          88,811
                                                                 ---------------
NORWAY - 4.0%
           195,800  Aker Kvaerner ASA                                     18,737
           251,000  Petroleum Geo-Services ASA(1)                         13,062
         1,197,600  SeaDrill Ltd.(1)                                      15,107
           746,300  Tandberg Television ASA(1)(2)                         10,299
                                                                 ---------------
                                                                          57,205
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 0.7%
           170,700  Focus Media Holding Ltd. ADR(1)                       10,071
                                                                 ---------------
SOUTH KOREA - 1.5%
           119,700  GS Holdings Corp.                                      3,871
            38,400  KCC Corp.                                              9,742
         1,252,600  Macquarie Korea Infrastructure
                    Fund GDR(1)                                            8,054
                                                                 ---------------
                                                                          21,667
                                                                 ---------------
SPAIN - 5.0%
           593,700  Banco Pastor SA                                        8,421
         1,265,800  Enagas                                                28,852
             3,155  Grupo Catalana Occidente SA                               85
           560,500  Red Electrica de Espana                               21,638
           440,201  Tecnicas Reunidas SA(1)                               12,002
                                                                 ---------------
                                                                          70,998
                                                                 ---------------
SWEDEN - 3.0%
           433,600  Hexagon AB Cl B                                       15,380
           394,700  Millicom International
                    Cellular SA(1)                                        15,401
           742,800  Swedish Match AB                                      12,558
                                                                 ---------------
                                                                          43,339
                                                                 ---------------
SWITZERLAND - 4.0%
            53,700  Actelion N.V.(1)                                       7,192
            16,900  Geberit AG                                            19,696
             4,664  Lindt & Spruengli AG                                  10,158

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
            25,000  Sulzer AG                                             20,257
                                                                 ---------------
                                                                          57,303
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 4.8%
         2,103,933  Catcher Technology Co. Ltd.                           16,501
           742,080  High Tech Computer Corp.                              18,724
           345,000  Largan Precision Co. Ltd.                              7,153
           304,000  Motech Industries Inc.(1)                              7,495
        28,310,711  Powerchip Semiconductor Corp.                         18,719
                                                                 ---------------
                                                                          68,592
                                                                 ---------------
UNITED KINGDOM - 13.2%
         2,878,900  Ashtead Group plc                                      7,225
           291,300  AWG plc                                                7,219
           286,200  Berkeley Group Holdings plc(1)                         6,989
         5,905,500  Carphone Warehouse Group plc                          31,639
           343,400  CSR plc(1)                                             7,667
         3,045,900  International Power plc                               18,422
         2,162,100  Invensys plc(1)                                        8,361
           162,500  Lonmin plc                                             8,333
         1,512,500  Michael Page International plc                         9,947
         1,187,200  Punch Taverns plc                                     20,907
         1,784,400  Serco Group plc                                       11,965
         2,838,200  Tullow Oil plc                                        21,207
           561,200  Vedanta Resources plc                                 14,550
         1,414,000  Wolfson Microelectronics plc(1)                       12,888
                                                                 ---------------
                                                                         187,319
                                                                 ---------------
TOTAL COMMON STOCKS                                                    1,391,461
(Cost $1,053,904)                                                ---------------

TEMPORARY CASH INVESTMENTS - 1.9%
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 8.125%, 8/15/19,
valued at $27,495), in a joint trading account
at 5.21%, dated 8/31/06, due 9/1//06
(Delivery value $26,904)                                                  26,900
                                                                 ---------------
(Cost $26,900)

COLLATERAL RECEIVED
FOR SECURITIES LENDING(3) - 2.7%
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.27%, dated 8/31/06,
due 9/1/06 (Delivery value $20,003)                                       20,000

Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending agent),
5.31%, dated 8/31/06, due 9/1/06
(Delivery value $19,094)                                                  19,091
                                                                 ---------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING                                                    39,091
(Cost $39,091)                                                   ---------------

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
                             ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 102.1%                                   1,457,452
                                                                 ---------------
(Cost $1,119,895)

OTHER ASSETS AND LIABILITIES - (2.1)%                                   (29,543)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   1,427,909
                                                                 ===============

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Industrials                                                27.2%
Information Technology                                     12.9%
Financials                                                 12.9%
Consumer Discretionary                                     12.0%
Energy                                                      7.7%
Materials                                                   6.8%
Utilities                                                   6.6%
Health Care                                                 6.6%
Consumer Staples                                            3.7%
Telecommunication Services                                  1.1%
Cash and cash equivalents(+)                                2.5%

(+) Includes temporary cash investments, collateral received for securities lending, and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CVA = Certificaten Van Aandelen
GDR = Global Depositary Receipt
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of August 31, 2006. The aggregate value of securities on loan at August 31, 2006, was $36,843 (in thousands).
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
                             ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                      $1,136,236
                                                                 ===============
Gross tax appreciation of investments                                $  349,310
Gross tax depreciation of investments                                   (28,094)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                   $  321,216
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
EMERGING MARKETS FUND
AUGUST 31, 2006

[american century investments logo and text logo]

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 92.5%
ARGENTINA - 0.7%
           172,334  Banco Macro Bansud SA ADR(1)                  $        3,524
                                                                 ---------------
AUSTRIA - 0.9%
            50,683  Raiffeisen International
                    Bank Holding AG                                        4,572
                                                                 ---------------
BRAZIL - 9.4%
            47,369  ALL - America Latina
                    Logistica SA(2)                                        4,028
           213,372  American Banknote SA                                   1,666
           340,353  Equatorial Energia SA(2)                               2,483
           317,963  Gafisa SA(2)                                           4,210
           151,946  Lojas Renner SA                                        9,244
           328,300  Lupatech SA(2)                                         3,382
           125,834  Petroleo Brasileiro SA ADR                            11,282
           210,818  Totvs SA(2)                                            3,931
           531,200  Tractebel Energia SA                                   4,792
                                                                 ---------------
                                                                          45,018
                                                                 ---------------
CHILE - 3.9%
         3,607,906  Centros Comerciales
                    Sudamericanos SA                                       9,136
         1,598,208  Comercial Siglo XXI SA                                 5,489
           856,270  Compania Cervecerias Unidas SA                         4,250
                                                                 ---------------
                                                                          18,875
                                                                 ---------------
CZECH REPUBLIC - 1.8%
            58,828  Komercni Banka AS                                      8,827
                                                                 ---------------
EGYPT - 1.1%
           655,670  Egyptian Financial Group -
                    Hermes Holding SAE(2)                                  5,127
                                                                 ---------------
FINLAND - 1.7%
           473,235  Nokian Renkaat Oyj                                     8,289
                                                                 ---------------
GERMANY - 1.1%
           252,219  CAT Oil AG(2)                                          5,413
                                                                 ---------------
HONG KONG - 4.9%
         4,242,873  AAC Acoustic Technology
                    Holdings Inc.(2)                                       4,735
         5,463,000  China Yurun Food Group Ltd.(1)                         4,341
         1,178,000  FU JI Food and Catering
                    Services Holdings Ltd.(1)                              1,848
         1,996,000  Parkson Retail Group Ltd.(1)                           6,673
           681,000  Vtech Holdings Ltd.                                    3,323
         5,066,000  Xiwang Sugar Holdings Co. Ltd.(1)                      2,742
                                                                 ---------------
                                                                          23,662
                                                                 ---------------
INDIA - 1.7%
           225,506  JSW Steel Ltd.                                         1,336
           283,274  Tata Consultancy Services Ltd.                         6,076
            31,217  WNS Holdings Ltd. ADR(2)                                 841
                                                                 ---------------
                                                                           8,253
                                                                 ---------------

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
INDONESIA - 3.7%
         2,494,000  PT Astra Agro Lestari Tbk                              2,517
         5,132,500  PT Bank Mandiri (Persero) Tbk                          1,182
        80,373,500  PT Bank Niaga Tbk                                      6,171
         8,084,500  PT Telekomunikasi Indonesia Tbk                        7,005
         1,842,300  PT United Tractors Tbk                                 1,162
                                                                 ---------------
                                                                          18,037
                                                                 ---------------
ISRAEL - 2.1%
           131,865  Orbotech Ltd.(1)(2)                                    3,166
           201,518  Teva Pharmaceutical
                    Industries Ltd. ADR                                    7,005
                                                                 ---------------
                                                                          10,171
                                                                 ---------------
KAZAKHSTAN - 0.6%
           116,513  Kazakhmys plc                                          2,719
                                                                 ---------------
LUXEMBOURG - 1.1%
           217,610  Ternium SA ADR(1)(2)                                   5,486
                                                                 ---------------
MALAYSIA - 1.5%
         4,509,000  AirAsia Bhd(2)                                         1,654
         1,194,000  Kuala Lumpur Kepong Bhd                                3,698
           784,000  Malakoff Bhd                                           2,066
                                                                 ---------------
                                                                           7,418
                                                                 ---------------
MEXICO - 5.5%
         1,584,970  Axtel, SA de CV(2)                                     3,157
           626,473  Corporacion GEO SA de CV
                    Series B(2)                                            2,524
         1,280,398  Corporacion Moctezuma,
                    SA de CV                                               2,744
         1,007,296  GRUMA SA de CV Cl B                                    3,039
           247,268  Grupo Aeroportuario del Pacifico
                    SA de CV ADR                                           8,395
         1,079,135  Organizacion Soriana SA
                    de CV Cl B                                             5,138
           650,420  Urbi Desarrollos Urbanos SA
                    de CV(2)                                               1,725
                                                                 ---------------
                                                                          26,722
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 8.4%
           253,345  China Mobile Hong Kong Ltd.
                    ADR(1)                                                 8,439
         7,406,000  China Petroleum & Chemical Corp.
                    Cl H                                                   4,409
        12,310,000  Dongfeng Motor Group Co. Ltd.
                    Cl H(1)(2)                                             4,511
           995,000  Foxconn International
                    Holdings Ltd.(1)(2)                                    2,629
         7,014,000  Global Bio-Chem Technology
                    Group Co. Ltd.(1)                                      2,336
         5,496,000  Golden Eagle Retail Group Ltd.(2)                      3,470
         5,401,314  Nine Dragons Paper
                    Holdings Ltd.(2)                                       4,952
         5,750,000  PetroChina Co. Ltd. Cl H                               6,484
           823,000  Wumart Stores Inc. Cl H                                2,910
                                                                 ---------------
                                                                          40,140
                                                                 ---------------
PERU - 1.3%
           164,994  Credicorp Ltd.                                         6,138
                                                                 ---------------

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
PHILIPPINES - 0.5%
            65,924  Philippine Long Distance
                    Telephone ADR(1)                                       2,468
                                                                 ---------------
POLAND - 0.9%
            16,448  BRE Bank SA(2)                                         1,261
           191,223  Globe Trade Centre SA(2)                               1,677
            41,455  TVN SA(2)                                              1,441
                                                                 ---------------
                                                                           4,379
                                                                 ---------------
RUSSIAN FEDERATION - 7.9%
           958,494  Comstar United Telesystems GDR                         6,106
            96,824  NovaTek OAO GDR                                        4,634
           306,674  OAO Gazprom ADR                                       14,444
           476,429  Pyaterochka Holding N.V. GDR(2)                        8,480
         6,201,346  Unified Energy System(2)                               4,568
                                                                 ---------------
                                                                          38,232
                                                                 ---------------
SOUTH AFRICA - 4.7%
           131,422  Anglo American plc                                     5,659
            67,587  Barloworld Ltd.                                        1,271
            12,926  Impala Platinum Holdings Limited                       2,391
           180,287  Kumba Resources Ltd.                                   3,634
            61,737  Pretoria Portland Cement Co. Ltd.                      3,327
           524,064  Sappi Ltd.                                             6,662
                                                                 ---------------
                                                                          22,944
                                                                 ---------------
SOUTH KOREA - 13.9%
             5,949  Amorepacific Corporation(2)                            2,586
            48,400  CJ Corp.                                               5,083
           178,300  Dacom Corp.                                            3,902
           265,560  GS Holdings Corp.                                      8,587
           183,330  Hynix Semiconductor Inc.(2)                            7,014
            19,400  KCC Corp.                                              4,922
            96,774  LG Card Co. Ltd.(2)                                    5,926
            19,530  POSCO                                                  4,904
            14,690  Samsung Electronics                                    9,928
           160,560  Shinhan Financial Group Co., Ltd.                      7,237
            13,430  Shinsegae Co. Ltd.                                     6,661
                                                                 ---------------
                                                                          66,750
                                                                 ---------------
SPAIN - 1.2%
           206,518  Repsol YPF, SA                                         5,938
                                                                 ---------------
SWEDEN - 0.5%
            68,314  Oriflame Cosmetics SA SDR                              2,357
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 9.4%
         4,428,460  China Steel Corp.                                      3,594
         4,084,640  Chinatrust Financial Holding Co.                       2,676
         9,313,000  Chung Hwa Pulp Corp.                                   4,204
         2,484,932  Compal Electronics Inc.                                2,176
         1,290,000  Hon Hai Precision
                    Industry Co., Ltd.                                     7,275

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
         3,534,247  Shin Kong Financial
                    Holding Co. Ltd.                                       3,062
         1,958,510  Taiwan Green Point
                    Enterprise Co. Ltd.                                    5,091
         2,950,000  U-Ming Marine Transport Corp.(2)                       3,107
         3,247,000  Wistron Corp.                                          3,607
         3,797,459  Wistron NeWeb Corp.                                   10,066
                                                                 ---------------
                                                                          44,858
                                                                 ---------------
THAILAND - 1.2%
         7,731,200  Krung Thai Bank Public Co. Ltd.                        2,345
         5,513,300  Thoresen Thai Agencies
                    Public Co. Ltd.(2)                                     3,521
                                                                 ---------------
                                                                           5,866
                                                                 ---------------
TURKEY - 0.9%
           118,108  Tupras Turkiye Petrol Rafine                           2,157
           778,436  Turkiye Garanti Bankasi AS                             2,275
                                                                 ---------------
                                                                           4,432
                                                                 ---------------
TOTAL COMMON STOCKS                                                      446,615
(Cost $385,001)                                                  ---------------

PREFERRED STOCKS - 3.0%
BRAZIL - 3.0%
           117,538  Aracruz Celulose SA ADR(1)                             6,104
        43,730,000  Companhia de Gas de
                    Sao Paulo Cl A                                         6,300
            73,300  Usinas Siderurgicas de Minas
                    Gerais SA Cl A                                         2,305
                                                                 ---------------
TOTAL PREFERRED STOCKS                                                    14,709
(Cost $13,438)                                                   ---------------

TEMPORARY CASH INVESTMENTS - 3.7%
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 1.875%, 7/15/13,
valued at $18,264), in a joint trading account
at 5.18%, dated 8/31/06, due 9/1/06
(Delivery value $17,903)                                                  17,900
                                                                 ---------------
(Cost $17,900)

COLLATERAL RECEIVED
FOR SECURITIES LENDING(3) - 5.9%
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.27%, dated 8/31/06,
due 9/1/06 (Delivery value $5,001)                                         5,000

Repurchase Agreement, UBS AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 5.31%, dated 8/31/06,
due 9/1/06 (Delivery value $23,571)                                       23,568
                                                                 ---------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING                                                    28,568
(Cost $28,568)                                                   ---------------

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
                             ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 105.1%                                     507,792
                                                                 ---------------
(Cost $444,907)

OTHER ASSETS AND LIABILITIES - (5.1)%                                   (24,651)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $      483,141
                                                                 ===============

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Information Technology                           14.6%
Consumer Staples                                 13.5%
Energy                                           13.1%
Financials                                       12.8%
Materials                                        12.4%
Consumer Discretionary                           10.2%
Industrials                                       6.9%
Telecommunication Services                        6.4%
Utilities                                         4.2%
Health Care                                       1.4%
Cash and cash equivalents(+)                      4.5%

(+) Includes temporary cash investments, collateral received for securities lending, and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
SDR = Swedish Depositary Receipt
(1) Security, or a portion thereof, was on loan as of August 31, 2006. The aggregate value of securities on loan at August 31, 2006, was $27,408 (in thousands).
(2) Non-income producing.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
                             ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $   444,926
                                                                 ===============
Gross tax appreciation of investments                               $    73,822
Gross tax depreciation of investments                                   (10,956)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $    62,866
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INTERNATIONAL OPPORTUNITIES FUND
AUGUST 31, 2006

[american century investments logo and text logo]

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 96.5%
AUSTRALIA - 2.2%
         1,351,479  Austar United
                    Communications Ltd.(1)                        $        1,202
            20,994  iShares MSCI Australia
                    Index Fund(2)                                            452
           234,976  Sino Gold Ltd.(2)                                        858
           132,356  United Group Ltd.(1)                                   1,393
                                                                 ---------------
                                                                           3,905
                                                                 ---------------
BELGIUM - 1.4%
            24,825  EVS Broadcast Equipment SA                             1,298
            45,912  Option N.V.(1)(2)                                      1,202
                                                                 ---------------
                                                                           2,500
                                                                 ---------------
CANADA - 3.2%
            34,884  Canadian Western Bank                                  1,391
           198,966  Eldorado Gold Corporation(2)                             985
            26,645  Flint Energy Services Ltd.(2)                          1,568
            62,581  Forzani Group Ltd. (The) Cl A(2)                         954
            18,151  iShares MSCI Canada
                    Index Fund(2)                                            449
            36,682  Sierra Wireless(1)(2)                                    427
                                                                 ---------------
                                                                           5,774
                                                                 ---------------
DENMARK - 2.6%
            46,379  Alm. Brand AS(2)                                       2,522
            31,546  NKT Holding AS                                         2,073
                                                                 ---------------
                                                                           4,595
                                                                 ---------------
FRANCE - 4.2%
            29,950  Haulotte Group                                           883
           106,623  Ingenico(1)(2)                                         2,419
            30,262  Nexans SA                                              2,520
            40,760  SOITEC(1)(2)                                           1,243
            11,827  Teleperformance                                          418
                                                                 ---------------
                                                                           7,483
                                                                 ---------------
GERMANY - 6.6%
            46,586  CAT Oil AG(2)                                          1,000
            28,476  CTS Eventim AG                                           881
            25,934  Deutsche Euroshop AG(1)                                1,805
           110,439  Kontron AG(1)                                          1,278
            36,422  Praktiker Bau-und
                    Heimwerkermaerkte AG                                   1,168
             7,760  Rational AG(1)                                         1,402
            20,657  Sixt AG(1)                                             1,012
            14,648  Wincor Nixdorf AG                                      2,041
           169,329  Wire Card AG(2)                                        1,100
                                                                 ---------------
                                                                          11,687
                                                                 ---------------

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
GREECE - 2.0%
            65,094  DryShips Inc.(1)(2)                                      922
            80,730  Marfin Financial Group
                    SA Holdings                                            2,720
                                                                 ---------------
                                                                           3,642
                                                                 ---------------
HONG KONG - 2.4%
         1,254,000  AAC Acoustic Technology
                    Holdings Inc.(2)                                       1,399
           774,544  eSun Holdings Ltd.(2)                                    707
           201,000  FU JI Food and Catering
                    Services Holdings Ltd.(1)                                315
            32,030  iShares MSCI Hong Kong
                    Index Fund(2)                                            454
           285,000  Vtech Holdings Ltd.                                    1,390
                                                                 ---------------
                                                                           4,265
                                                                 ---------------
HUNGARY - 1.3%
            15,434  Egis Nyrt.                                             2,229
                                                                 ---------------
INDIA - 2.1%
           569,100  India Cements Ltd.(2)                                  2,455
            49,325  WNS Holdings Ltd. ADR(2)                               1,329
                                                                 ---------------
                                                                           3,784
                                                                 ---------------
ISRAEL - 1.0%
           183,634  Ormat Industries Ltd.                                  1,827
                                                                 ---------------
ITALY - 6.2%
           178,737  Astaldi SpA                                            1,186
            89,181  Azimut Holding SpA(1)                                    993
             7,530  Brembo SpA                                                81
            40,888  Digital Multimedia
                    Technologies SpA(2)                                    2,258
           718,457  Gemina SpA(2)                                          2,492
             5,744  MARR SpA                                                  47
            48,783  Recordati SpA                                            355
            20,329  Tod's SpA                                              1,690
            59,841  Valentino Fashion Group SpA                            1,971
                                                                 ---------------
                                                                          11,073
                                                                 ---------------
JAPAN - 12.7%
            19,300  Asahi Pretec Corp.(1)                                    730
             1,118  ES-Con Japan Ltd.(1)                                   2,230
           173,000  Godo Steel Ltd.                                          989
             7,800  Hogy Medical Co. Ltd.                                    352
            20,217  Honeys Co. Ltd.(1)                                     1,059
            70,200  Joint Corp.(1)                                         2,208
           331,000  Kanto Denka Kogyo Co. Ltd.                             2,466
            24,000  Milbon Co. Ltd.                                          880
           123,000  Nichias Corp.                                            912
            39,000  Nippon Thompson Co. Ltd.                                 372
             4,550  Pal Co. Ltd.                                             221
           239,000  Ryobi Ltd.(1)                                          1,775
            42,700  Sanei-International Co. Ltd.                           1,354

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
           115,000  Seiko Corp.                                              922
           177,000  Shinko Plantech Co. Ltd.                               1,207
            34,400  Sysmex Corp.(1)                                        1,416
            19,900  Takeuchi Manufacturing Co.
                    Ltd.(1)                                                  969
            67,400  Tamron Co. Ltd.(1)                                     1,181
           216,000  Tsugami Corp.(1)                                       1,285
                                                                 ---------------
                                                                          22,528
                                                                 ---------------
MULTI-NATIONAL - 0.2%
             6,654  iShares MSCI EAFE Index Fund                             450
                                                                 ---------------
NETHERLANDS - 4.3%
            50,888  Arcadis N.V.                                           2,452
            23,143  Beter Bed Holdings N.V.                                  466
            14,842  Brunel International                                     382
            37,947  Imtech N.V.                                            2,048
            31,416  Macintosh Retail Group N.V.                              939
            73,298  Ordina N.V.                                            1,390
                                                                 ---------------
                                                                           7,677
                                                                 ---------------
NEW ZEALAND - 1.0%
           545,022  Sky City Entertainment Group Ltd.                      1,858
                                                                 ---------------
NORWAY - 5.5%
            53,444  Ability Group ASA(2)                                     454
           397,584  Acta Holding ASA                                       1,547
           194,341  Deep Sea Supply ASA(2)                                   455
            35,190  Fred. Olsen Energy ASA(1)(2)                           1,508
             7,006  Norwegian Air Shuttle ASA(2)                              93
            83,707  SeaBird Exploration Ltd.(2)                              458
           175,783  Songa Offshore ASA(2)                                  1,474
            71,585  Tandberg Television ASA(1)(2)                            988
           158,978  TGS Nopec Geophysical
                    Company ASA(2)                                         2,817
                                                                 ---------------
                                                                           9,794
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 2.7%
           804,466  Greentown China Holdings Ltd.(2)                         943
         4,123,000  Hongguo International
                    Holdings Ltd.(2)                                       1,769
            77,466  The9 Ltd. ADR(1)(2)                                    2,061
                                                                 ---------------
                                                                           4,773
                                                                 ---------------
PORTUGAL - 0.8%
           246,193  Mota-Engil SGPS SA                                     1,410
                                                                 ---------------
SINGAPORE - 2.0%
         2,759,360  Cosco Investment Singapore Ltd.                        2,683
           998,000  Jaya Holdings Ltd.                                       875
                                                                 ---------------
                                                                           3,558
                                                                 ---------------

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
SOUTH AFRICA - 1.7%
           146,259  Aquarius Platinum Ltd.                                 2,569
            86,093  JSE Ltd.(2)                                              429
                                                                 ---------------
                                                                           2,998
                                                                 ---------------
SOUTH KOREA - 0.6%
            72,260  Tong Yang Investment Bank(2)                             995
                                                                 ---------------
SPAIN - 3.2%
           389,913  Grifols SA(2)                                          3,362
            39,351  Mecalux SA(1)                                          1,403
           158,257  Tubacex SA(1)                                            941
                                                                 ---------------
                                                                           5,706
                                                                 ---------------
SWEDEN - 3.8%
            24,183  D Carnegie & Co. AB                                      431
            59,054  Hemtex AB(2)                                             803
           143,756  JM AB                                                  2,242
           117,245  KappAhl Holding AB                                       748
            99,902  Lindex AB(1)                                           1,295
            30,580  Munters AB                                             1,197
                                                                 ---------------
                                                                           6,716
                                                                 ---------------
SWITZERLAND - 5.1%
               369  Bank Sarasin & Compagnie
                    AG B Shares                                            1,038
             9,577  Burckhardt Compression
                    Holding AG(2)                                            907
             5,444  Galenica Holding AG                                    1,195
             3,879  Georg Fischer AG                                       1,827
            19,982  Partners Group(2)                                      1,624
            21,552  Tecan Group AG                                         1,139
           110,562  Temenos Group AG(2)                                    1,294
                                                                 ---------------
                                                                           9,024
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 2.2%
         3,760,000  Chung Hwa Pulp Corp.                                   1,697
           394,000  Merry Electronics Co. Ltd.                             1,401
           792,000  Wistron Corp.                                            880
                                                                 ---------------
                                                                           3,978
                                                                 ---------------
UNITED KINGDOM - 15.5%
            63,527  Acergy SA(2)                                           1,120
           108,576  Atkins (WS) plc                                        1,759
           325,553  Babcock International Group plc                        2,156
            15,246  Big Yellow Group plc                                     133
           142,269  Charter plc(2)                                         2,079
           139,125  Gondola Holdings plc                                     843
            78,011  Gyrus Group plc(2)                                       559
            61,670  Homeserve plc                                          1,974
           615,721  IG Group Holdings plc                                  2,768

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
           350,282  Morgan Crucible Co. plc                                1,828
            41,563  Peter Hambro Mining plc(2)                               998
           110,196  Rotork plc                                             1,528
           218,157  RPS Group plc                                            944
           247,782  Southern Cross Healthcare Ltd.(2)                      1,345
            54,898  Ultra Electronics Holdings plc                         1,067
           112,021  Unite Group plc                                          888
            18,306  Vanco plc(2)                                             148
           244,321  VT Group plc                                           2,287
           209,855  Wetherspoon (J.D.) plc                                 1,791
           126,441  Wolfson Microelectronics plc(2)                        1,153
                                                                 ---------------
                                                                          27,368
                                                                 ---------------
TOTAL COMMON STOCKS                                                      171,597
(Cost $142,685)                                                  ---------------

PREFERRED STOCKS - 1.0%
GERMANY - 1.0%
            41,963  Hugo Boss AG                                           1,796
                                                                 ---------------
(Cost $1,339)

TEMPORARY CASH INVESTMENTS - 1.6%
Repurchase Agreement, Morgan Stanley Group,
Inc., (collateralized by various U.S. Treasury
obligations, 8.125%, 8/15/19, valued at $2,862),
in a joint trading account at 5.21%, dated
8/31/06, due 9/1//06 (Delivery value $2,800)                               2,800
                                                                 ---------------
(Cost $2,800)

COLLATERAL RECEIVED
FOR SECURITIES LENDING(3) - 12.2%
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.27%, dated 8/31/06,
due 9/1/06 (Delivery value $10,001)                                       10,000

Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending agent),
5.31%, dated 8/31/06, due 9/1/06
(Delivery value $11,620)                                                  11,618
                                                                 ---------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING                                                    21,618
(Cost $21,618)                                                   ---------------

TOTAL INVESTMENT SECURITIES - 111.3%                                     197,811
                                                                 ---------------
(Cost $168,442)

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
                             ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - (11.3)%                                  (20,068)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $      177,743
                                                                 ===============

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Industrials                                                28.8%
Consumer Discretionary                                     20.8%
Information Technology                                     14.4%
Financials                                                 11.4%
Materials                                                   7.9%
Health Care                                                 6.7%
Energy                                                      5.9%
Diversified                                                 1.0%
Consumer Staples                                            0.5%
Telecommunication Services                                  0.1%
Cash and cash equivalents*                                  2.5%

* Includes temporary cash investments, collateral received for securities lending and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
EAFE = Europe, Australasia, and Far East
MSCI = Morgan Stanley Capital International
(1) Security, or a portion thereof, was on loan as of August 31, 2006. The aggregate value of securities on loan at August 31, 2006, was $20,501 (in thousands).
(2) Non-income producing.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
                             ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                       $ 169,300
                                                                 ===============
Gross tax appreciation of investments                                 $  31,041
Gross tax depreciation of investments                                    (2,530)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                    $  28,511
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
NT INTERNATIONAL GROWTH FUND
AUGUST 31, 2006

[american century investments logo and text logo]

NT INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.9%
AUSTRALIA - 3.6%
            25,031  BHP Billiton Ltd.                              $     529,484
            11,658  National Australia Bank Ltd.                         323,344
            13,700  QBE Insurance Group Limited                          249,623
             4,846  Rio Tinto Ltd.                                       269,962
                                                                 ---------------
                                                                       1,372,413
                                                                 ---------------
AUSTRIA - 0.5%
             3,135  Erste Bank der Oesterreichischen
                    Sparkassen AG                                        189,589
                                                                 ---------------
BELGIUM - 1.2%
             4,355  KBC Groupe                                           468,986
                                                                 ---------------
BRAZIL - 1.2%
             5,200  Petroleo Brasileiro SA ADR                           466,232
                                                                 ---------------
CANADA - 0.5%
             2,458  Suncor Energy Inc.                                   190,583
                                                                 ---------------
FINLAND - 0.9%
             7,300  Fortum Oyj                                           196,416
             4,900  Neste Oil Oyj                                        154,442
                                                                 ---------------
                                                                         350,858
                                                                 ---------------
FRANCE - 11.6%
             4,321  Accor SA                                             276,538
             4,918  Alstom RGPT(1)                                       463,767
            13,631  AXA SA                                               506,477
             3,241  Essilor International SA Cie
                    Generale D'Optique                                   335,525
             4,641  Groupe Danone                                        638,631
             1,017  Pernod-Ricard SA                                     221,906
             2,367  PPR SA                                               326,927
             3,303  Societe Generale                                     533,228
             9,624  Total SA                                             649,830
               340  Vallourec                                             76,234
             5,862  Veolia Environnement                                 328,593
                                                                 ---------------
                                                                       4,357,656
                                                                 ---------------
GERMANY - 7.0%
             4,540  adidas AG                                            216,388
             3,391  Bayerische Motoren Werke AG                          175,700
             1,870  Deutsche Boerse AG                                   283,847
             1,900  E.On AG                                              241,392
             3,890  Fresenius Medical Care AG                            513,259
             5,400  Hochtief AG                                          307,400
             5,533  Hypo Real Estate Holding AG                          343,115
             3,442  MAN AG                                               263,325
             1,489  SAP AG                                               284,431
                                                                 ---------------
                                                                       2,628,857
                                                                 ---------------

NT INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
GREECE - 1.9%
            12,200  Hellenic Telecommunications
                    Organization SA(1)                                   281,363
            10,800  National Bank of Greece SA                           448,335
                                                                 ---------------
                                                                         729,698
                                                                 ---------------
HONG KONG - 0.5%
            74,000  Li & Fung Ltd.                                       176,025
                                                                 ---------------
INDIA - 1.0%
             3,400  Infosys Technologies Ltd.                            132,427
            12,200  Tata Consultancy Services Ltd.                       261,667
                                                                 ---------------
                                                                         394,094
                                                                 ---------------
IRELAND - 2.4%
            20,815  Anglo Irish Bank Corp. plc                           344,033
            15,803  Bank of Ireland                                      300,677
             4,546  Ryanair Holdings plc ADR(1)                          249,439
                                                                 ---------------
                                                                         894,149
                                                                 ---------------
ITALY - 3.8%
            15,035  Banco Popolare di Verona
                    e Novara Scrl                                        446,915
             8,511  ENI SpA                                              260,623
            13,232  Luxottica Group SpA                                  383,318
            14,362  Saipem SpA                                           321,839
                                                                 ---------------
                                                                       1,412,695
                                                                 ---------------
JAPAN - 18.7%
            42,000  Bank of Yokohama Ltd. (The)                          332,220
             5,500  Canon, Inc.                                          273,781
            10,000  Daiei Inc. (The)(1)                                  193,488
             8,100  Daikin Industries Ltd.                               247,861
             7,700  Hoya Corp.                                           280,251
            11,200  JTEKT Corp.                                          223,389
            10,000  Komatsu Ltd.                                         182,833
             9,000  Leopalace21 Corp.                                    319,127
            15,000  Matsushita Electric
                    Industrial Co., Ltd.                                 320,917
            19,000  Matsushita Electric Works, Ltd.                      202,762
            27,000  Mitsubishi Electric Corp.                            222,775
                32  Mitsubishi UFJ Financial
                    Group, Inc.                                          436,413
             5,300  Murata Manufacturing Co. Ltd.                        365,019
             7,000  NGK Insulators Ltd.                                   95,585
             4,400  Nitto Denko Corp.                                    316,160
             2,300  ORIX Corp.                                           610,680
             8,000  Sega Sammy Holdings Inc.                             273,440
            30,000  Sekisui Chemical Co. Ltd.                            263,382
             7,500  Seven & i Holdings Co. Ltd.                          265,300
             4,500  Shin-Etsu Chemical Co., Ltd.                         256,606
            11,000  Sumitomo Realty &
                    Development Co. Ltd.                                 324,412
             9,100  Toyota Motor Corp.                                   494,093
             4,500  Yamada Denki Co. Ltd.                                483,293
                                                                 ---------------
                                                                       6,983,787
                                                                 ---------------

NT INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
MEXICO - 1.3%
            13,248  America Movil SA de CV
                    Series L ADR                                         494,283
                                                                 ---------------
MULTI-NATIONAL - 1.5%
             8,400  iShares MSCI EAFE Index Fund                         567,840
                                                                 ---------------
NETHERLANDS - 3.2%
            14,294  ING Groep N.V. CVA                                   618,104
             7,100  Koninklijke Royal Philips
                    Electronics N.V.                                     242,159
             7,547  Royal Numico N.V.                                    350,619
                                                                 ---------------
                                                                       1,210,882
                                                                 ---------------
NORWAY - 2.2%
             1,798  Aker Kvaerner ASA                                    172,059
             8,700  Statoil ASA                                          234,626
            33,763  Telenor ASA                                          427,231
                                                                 ---------------
                                                                         833,916
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 0.6%
            34,500  China Mobile Hong Kong Ltd.                          232,002
                                                                 ---------------
SINGAPORE - 0.6%
            23,000  Keppel Corp. Ltd.                                    219,249
                                                                 ---------------
SOUTH KOREA - 2.3%
             2,900  Hyundai Motor Company                                244,230
               900  Samsung Electronics                                  608,235
                                                                 ---------------
                                                                         852,465
                                                                 ---------------
SPAIN - 1.8%
            18,450  Cintra Concesiones de
                    Infraestructuras de Transporte SA                    245,137
             9,601  Inditex SA                                           433,128
                                                                 ---------------
                                                                         678,265
                                                                 ---------------
SWEDEN - 1.9%
            11,595  Atlas Copco AB A Shares                              298,453
             6,800  Svenska Handelsbanken AB Cl A                        177,377
            68,600  Telefonaktiebolaget LM
                    Ericsson Cl B                                        228,174
                                                                 ---------------
                                                                         704,004
                                                                 ---------------
SWITZERLAND - 11.8%
            30,415  ABB Ltd.                                             404,149
             7,561  Adecco SA                                            442,126
             7,731  Compagnie Financiere
                    Richemont AG Cl A                                    368,188
             5,000  Credit Suisse Group                                  278,963
             4,600  Holcim Ltd.                                          372,725
               500  Nestle SA                                            171,990
            10,765  Novartis AG                                          614,605
             4,966  Roche Holding AG                                     915,751
             1,700  Syngenta AG                                          249,657

NT INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            10,758  UBS AG                                               608,960
                                                                 ---------------
                                                                       4,427,114
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 1.1%
            74,000  Hon Hai Precision
                    Industry Co., Ltd.                                   417,297
                                                                 ---------------
TURKEY - 0.4%
            45,200  Turkiye Garanti Bankasi AS                           132,079
                                                                 ---------------
UNITED KINGDOM - 14.4%
            10,227  Admiral Group plc                                    131,889
            23,457  Amvescap plc                                         242,183
            29,600  Barclays plc                                         370,732
            31,231  BG Group plc                                         408,412
            27,759  BP plc                                               315,682
            25,500  Burberry Group plc                                   232,431
            37,300  Capita Group plc                                     388,659
            62,662  Carphone Warehouse Group plc                         335,714
            23,883  GlaxoSmithKline plc                                  676,962
            53,216  Man Group plc                                        428,040
            23,405  Marks & Spencer Group plc                            264,161
            16,300  Prudential plc                                       183,039
            15,757  Reckitt Benckiser plc                                654,338
            12,300  Royal Bank of Scotland Group plc                     417,527
            53,700  Tesco plc                                            385,901
                                                                 ---------------
                                                                       5,435,670
                                                                 ---------------
TOTAL COMMON STOCKS                                                   36,820,688
(Cost $36,490,813)                                               ---------------

TEMPORARY CASH INVESTMENTS - 1.6%
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 8.125%, 8/15/19,
valued at $613,264), in a joint trading account
at 5.21%, dated 8/31/06, due 9/1//06
(Delivery value $600,087)                                                600,000
                                                                 ---------------
(Cost $600,000)

TOTAL INVESTMENT SECURITIES - 99.5%                                   37,420,688
                                                                 ---------------
(Cost $37,090,813)

OTHER ASSETS AND LIABILITIES - 0.5%                                      196,884
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  37,617,572
                                                                 ===============

NT INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Financials                                            26.8%
Consumer Discretionary                                15.2%
Industrials                                           12.1%
Energy                                                 8.4%
Health Care                                            8.1%
Information Technology                                 7.6%
Consumer Staples                                       7.1%
Materials                                              5.3%
Telecommunication Services                             3.8%
Utilities                                              2.0%
Diversified                                            1.5%
Cash and cash equivalents(+)                           2.1%

(+) Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CVA = Certificaten Van Aandelen
EAFE = Europe, Australia, and Far East
MSCI = Morgan Stanley Capital International
(1) Non-income producing.

NT INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $37,167,729
                                                                 ===============
Gross tax appreciation of investments                               $ 1,252,470
Gross tax depreciation of investments                                  (999,511)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $   252,959
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
NT EMERGING MARKETS FUND
AUGUST 31, 2006

[american century investments logo and text logo]

NT EMERGING MARKETS - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 92.0%
ARGENTINA - 0.6%
             4,282  Banco Macro Bansud SA ADR                      $      87,567
                                                                 ---------------
AUSTRIA - 0.8%
             1,300  Raiffeisen International Bank
                    Holding AG                                           117,260
                                                                 ---------------
BRAZIL - 9.8%
             1,400  ALL - America Latina
                    Logistica SA(1)                                      119,049
            11,400  American Banknote SA                                  89,021
            12,200  Equatorial Energia SA(1)                              89,012
             9,700  Gafisa SA(1)                                         128,429
             4,900  Lojas Renner SA                                      298,112
            10,000  Lupatech SA(1)                                       103,030
             4,482  Petroleo Brasileiro SA ADR                           401,856
             6,100  Totvs SA(1)                                          113,753
            14,600  Tractebel Energia SA                                 131,706
                                                                 ---------------
                                                                       1,473,968
                                                                 ---------------
CHILE - 3.9%
           109,700  Centros Comerciales
                    Sudamericanos SA                                     277,799
            48,400  Comercial Siglo XXI SA                               166,225
            26,100  Compania Cervecerias Unidas SA                       129,535
                                                                 ---------------
                                                                         573,559
                                                                 ---------------
CZECH REPUBLIC - 1.8%
             1,800  Komercni Banka AS                                    270,093
                                                                 ---------------
EGYPT - 1.1%
            20,000  Egyptian Financial Group -
                    Hermes Holding SAE(1)                                156,404
                                                                 ---------------
FINLAND - 1.7%
            14,378  Nokian Renkaat Oyj                                   251,826
                                                                 ---------------
GERMANY - 1.1%
             7,762  CAT Oil AG(1)                                        166,580
                                                                 ---------------
HONG KONG - 4.6%
           124,000  AAC Acoustic Technology
                    Holdings Inc.(1)                                     138,393
           166,000  China Yurun Food Group Ltd.                          131,907
            35,000  FU JI Food and Catering
                    Services Holdings Ltd.                                54,903
            53,500  Parkson Retail Group Ltd.                            178,854
            21,000  Vtech Holdings Ltd.                                  102,471
           146,000  Xiwang Sugar Holdings Co. Ltd.                        79,033
                                                                 ---------------
                                                                         685,561
                                                                 ---------------
INDIA - 1.7%
             6,900  JSW Steel Ltd.                                        40,874
             8,400  Tata Consultancy Services Ltd.                       180,164
               924  WNS Holdings Ltd. ADR(1)                              24,902
                                                                 ---------------
                                                                         245,940
                                                                 ---------------

NT EMERGING MARKETS - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
INDONESIA - 4.0%
           112,500  PT Astra Agro Lestari Tbk                            113,524
           157,500  PT Bank Mandiri (Persero) Tbk                         36,278
         2,450,500  PT Bank Niaga Tbk                                    188,149
           295,500  PT Ciputra Development Tbk(1)                         19,123
           232,500  PT Telekomunikasi Indonesia Tbk                      201,465
            56,600  PT United Tractors Tbk                                35,697
                                                                 ---------------
                                                                         594,236
                                                                 ---------------
ISRAEL - 2.1%
             4,094  Orbotech Ltd.(1)                                      98,297
             6,121  Teva Pharmaceutical
                    Industries Ltd. ADR                                  212,766
                                                                 ---------------
                                                                         311,063
                                                                 ---------------
KAZAKHSTAN - 0.7%
             4,275  Kazakhmys plc                                         99,757
                                                                 ---------------
LUXEMBOURG - 1.0%
             5,976  Ternium SA ADR(1)                                    150,655
                                                                 ---------------
MALAYSIA - 2.1%
            99,000  AirAsia Bhd(1)                                        36,308
            47,000  Kuala Lumpur Kepong Bhd                              145,558
            50,700  Malakoff Bhd                                         133,603
                                                                 ---------------
                                                                         315,469
                                                                 ---------------
MEXICO - 5.4%
            48,787  Axtel, SA de CV(1)                                    97,172
            18,748  Corporacion GEO SA de CV
                    Series B(1)                                           75,541
            37,902  Corporacion Moctezuma,
                    SA de CV                                              81,219
            31,000  GRUMA SA de CV Cl B                                   93,539
             7,846  Grupo Aeroportuario del
                    Pacifico SA de CV ADR                                266,372
            32,600  Organizacion Soriana SA de
                    CV Cl B                                              155,208
            14,275  Urbi Desarrollos Urbanos SA
                    de CV(1)                                              37,858
                                                                 ---------------
                                                                         806,909
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 8.0%
             7,692  China Mobile Hong Kong Ltd. ADR                      256,221
           210,000  China Petroleum & Chemical Corp.
                    Cl H                                                 125,018
           348,000  Dongfeng Motor Group Co. Ltd.
                    Cl H(1)                                              127,525
            28,000  Foxconn International
                    Holdings Ltd.(1)                                      73,985
           216,000  Global Bio-Chem Technology
                    Group Co. Ltd.                                        71,932
           145,000  Golden Eagle Retail Group Ltd.(1)                     91,542
           155,000  Nine Dragons Paper
                    Holdings Ltd.(1)                                     142,099
           190,000  PetroChina Co. Ltd. Cl H                             214,252
            26,000  Wumart Stores Inc. Cl H                               91,934
                                                                 ---------------
                                                                       1,194,508
                                                                 ---------------
PERU - 1.3%
             5,119  Credicorp Ltd.                                       190,427
                                                                 ---------------

NT EMERGING MARKETS - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
PHILIPPINES - 0.5%
             2,000  Philippine Long Distance
                    Telephone ADR                                         74,880
                                                                 ---------------
POLAND - 0.9%
               500  BRE Bank SA(1)                                        38,335
             5,820  Globe Trade Centre SA(1)                              51,051
             1,300  TVN SA(1)                                             45,190
                                                                 ---------------
                                                                         134,576
                                                                 ---------------
RUSSIAN FEDERATION - 7.8%
            29,438  Comstar United Telesystems GDR                       187,520
             2,836  NovaTek OAO GDR                                      135,731
             8,900  OAO Gazprom ADR                                      419,189
            15,969  Pyaterochka Holding N.V. GDR(1)                      284,248
           187,100  Unified Energy System(1)                             137,799
                                                                 ---------------
                                                                       1,164,487
                                                                 ---------------
SOUTH AFRICA - 4.6%
             4,079  Anglo American plc                                   175,634
             1,982  Barloworld Ltd.                                       37,281
               284  Impala Platinum Holdings Limited                      52,534
             4,566  Kumba Resources Ltd.                                  92,035
             1,955  Pretoria Portland Cement Co. Ltd.                    105,375
            17,602  Sappi Ltd.                                           223,775
                                                                 ---------------
                                                                         686,634
                                                                 ---------------
SOUTH KOREA - 13.7%
               130  Amorepacific Corporation(1)                           56,498
             1,500  CJ Corp.                                             157,518
             5,500  Dacom Corp.                                          120,373
             7,930  GS Holdings Corp.                                    256,418
             5,320  Hynix Semiconductor Inc.(1)                          203,552
               600  KCC Corp.                                            152,215
             2,940  LG Card Co. Ltd.(1)                                  180,044
               600  POSCO                                                150,655
               520  Samsung Electronics                                  351,424
             4,920  Shinhan Financial Group Co., Ltd.                    221,752
               400  Shinsegae Co. Ltd.                                   198,378
                                                                 ---------------
                                                                       2,048,827
                                                                 ---------------
SPAIN - 1.2%
             6,322  Repsol YPF, SA                                       181,765
                                                                 ---------------
SWEDEN - 0.5%
             2,071  Oriflame Cosmetics SA SDR                             71,457
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 9.0%
           136,220  China Steel Corp.                                    110,566
           117,600  Chinatrust Financial Holding Co.                      77,042
           302,000  Chung Hwa Pulp Corp.                                 136,334
            74,115  Compal Electronics Inc.                               64,889
            38,400  Hon Hai Precision
                    Industry Co., Ltd.                                   216,543

NT EMERGING MARKETS - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
           106,325  Shin Kong Financial
                    Holding Co. Ltd.                                      92,119
            59,631  Taiwan Green Point
                    Enterprise Co. Ltd.                                  154,992
            89,000  U-Ming Marine Transport Corp.(1)                      93,748
            99,000  Wistron Corp.                                        110,000
           105,772  Wistron NeWeb Corp.                                  280,386
                                                                 ---------------
                                                                       1,336,619
                                                                 ---------------
THAILAND - 1.2%
           231,400  Krung Thai Bank Public Co. Ltd.                       70,196
           168,600  Thoresen Thai Agencies
                    Public Co. Ltd.(1)                                   107,675
                                                                 ---------------
                                                                         177,871
                                                                 ---------------
TURKEY - 0.9%
             3,600  Tupras Turkiye Petrol Rafine                          65,747
            23,800  Turkiye Garanti Bankasi AS                            69,546
                                                                 ---------------
                                                                         135,293
                                                                 ---------------
TOTAL COMMON STOCKS                                                   13,704,191
(Cost $13,533,065)                                               ---------------

PREFERRED STOCKS - 3.0%
BRAZIL - 3.0%
             3,380  Aracruz Celulose SA ADR                              175,523
         1,330,000  Companhia de Gas de Sao
                    Paulo Cl A                                           191,595
             2,300  Usinas Siderurgicas de Minas
                    Gerais SA Cl A                                        72,335
                                                                 ---------------
TOTAL PREFERRED STOCKS                                                   439,453
(Cost $431,972)                                                  ---------------

TEMPORARY CASH INVESTMENTS - 4.0%
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 8.125%, 8/15/19,
valued at $613,264), in a joint trading account
at 5.21%, dated 8/31/06, due 9/1//06
(Delivery value $600,087)                                                600,000
                                                                 ---------------
(Cost $600,000)

TOTAL INVESTMENT SECURITIES - 99.0%                                   14,743,644
                                                                 ---------------
(Cost $14,565,037)

OTHER ASSETS AND LIABILITIES - 1.0%                                      148,535
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  14,892,179
                                                                 ===============

NT EMERGING MARKETS - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Information Technology                                         14.2%
Consumer Staples                                               13.8%
Energy                                                         13.2%
Financials                                                     12.5%
Materials                                                      12.2%
Consumer Discretionary                                          9.8%
Industrials                                                     7.0%
Telecommunication Services                                      6.3%
Utilities                                                       4.6%
Health Care                                                     1.4%
Cash and cash equivalents(+)                                    5.0%

(+) Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
SDR = Swedish Depositary Receipt
(1) Non-income producing.

NT EMERGING MARKETS - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 14,592,457
                                                                 ===============
Gross tax appreciation of investments                              $    662,582
Gross tax depreciation of investments                                  (511,395)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $    151,187
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
LIFE SCIENCES FUND
AUGUST 31, 2006

[american century investments logo and text logo]

LIFE SCIENCES - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 96.6%
BIOTECHNOLOGY - 9.5%
            48,000  Amgen Inc.(1)                                  $   3,260,640
            20,000  Genentech, Inc.(1)                                 1,650,400
            40,000  Genzyme Corp.(1)                                   2,649,200
            50,000  Gilead Sciences, Inc.(1)                           3,170,000
            98,680  QIAGEN N.V.(1)                                     1,426,914
                                                                 ---------------
                                                                      12,157,154
                                                                 ---------------
CHEMICALS - 1.5%
            26,500  Sigma-Aldrich Corp.                                1,924,695
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 20.1%
            32,882  Advanced Medical Optics Inc.(1)                    1,583,268
            51,500  Arrow International Inc.                           1,663,965
            46,300  Bard (C.R.), Inc.                                  3,480,834
            86,000  Baxter International, Inc.                         3,816,680
            29,870  Beckman Coulter, Inc.                              1,635,980
            30,686  Becton Dickinson & Co.                             2,138,814
            80,000  Conmed Corp.(1)                                    1,639,200
            77,500  Dentsply International Inc.                        2,524,950
            53,040  Hospira Inc.(1)                                    1,942,855
            54,705  Respironics, Inc.(1)                               2,019,162
            35,000  Stryker Corp.                                      1,681,050
            25,000  Zimmer Holdings Inc.(1)                            1,700,000
                                                                 ---------------
                                                                      25,826,758
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 27.7%
            70,700  Amsurg Corp.(1)                                    1,701,749
            38,000  Cardinal Health, Inc.                              2,561,960
            48,200  Caremark Rx Inc.                                   2,792,708
            28,600  DaVita Inc.(1)                                     1,669,096
            24,345  Fresenius Medical Care AG ORD                      3,212,155
            52,500  Henry Schein, Inc.(1)                              2,618,175
            47,500  Manor Care, Inc.                                   2,479,500
            49,000  McKesson Corp.                                     2,489,200
            42,000  Medco Health Solutions Inc.(1)                     2,661,540
            56,000  Owens & Minor Inc.                                 1,801,520
            38,000  Pediatrix Medical Group, Inc.(1)                   1,740,400
            98,000  PSS World Medical Inc.(1)                          1,901,200
            42,000  Quest Diagnostics Inc.                             2,699,760
           230,500  Sun Healthcare Group, Inc.(1)                      2,436,385
            35,794  WellPoint Inc.(1)                                  2,770,814
                                                                 ---------------
                                                                      35,536,162
                                                                 ---------------
HEALTH CARE TECHNOLOGY - 1.3%
            60,000  IMS Health Inc.                                    1,637,400
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 6.2%
            35,000  Icon plc ADR(1)                                    2,409,575
           100,000  Thermo Electron Corp.(1)                           3,920,000

LIFE SCIENCES - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            39,000  Waters Corp.(1)                                    1,663,350
                                                                 ---------------
                                                                       7,992,925
                                                                 ---------------
PHARMACEUTICALS - 30.3%
            55,600  Abbott Laboratories                                2,707,720
            23,000  Allergan, Inc.                                     2,634,880
            33,500  AstraZeneca plc ORD                                2,172,234
            34,500  Eli Lilly and Company                              1,929,585
            42,000  Forest Laboratories, Inc.(1)                       2,099,160
           138,500  GlaxoSmithKline plc ORD                            3,925,770
            85,000  Johnson & Johnson                                  5,496,099
            91,250  Novartis AG ADR                                    5,212,200
           122,591  Pfizer Inc.                                        3,378,608
            23,200  Roche Holding AG ORD                               4,278,175
            34,000  Sanofi-Aventis ADR                                 1,528,300
            72,814  Wyeth                                              3,546,042
                                                                 ---------------
                                                                      38,908,773
                                                                 ---------------
TOTAL COMMON STOCKS                                                  123,983,867
(Cost $109,342,074)                                              ---------------

TEMPORARY CASH INVESTMENTS - 2.3%
Repurchase Agreement, Morgan Stanley Group,
Inc., (collateralized by various U.S. Treasury
obligations, 8.125%, 8/15/19, valued at
$2,964,110, in a joint trading account at 5.21%,
dated 8/31/06, due 9/1//06
(Delivery value $2,900,420)                                            2,900,000
                                                                 ---------------
(Cost $2,900,000)

TOTAL INVESTMENT SECURITIES - 98.9%                                  126,883,867
                                                                 ---------------
(Cost $112,242,074)

OTHER ASSETS AND LIABILITIES - 1.1%                                    1,474,422
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 128,358,289
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts                    Settlement                              Unrealized
to Sell                         Date               Value             Gain (Loss)
--------------------------------------------------------------------------------
2,616,960  CHF for USD         9/29/06          $2,132,147            $ (9,155)
1,249,628  Euro for USD        9/29/06           1,603,460               2,674
1,555,835  GBP for USD         9/29/06           2,964,713             (15,876)
                                             -----------------------------------
                                                $6,700,320            $(22,357)
                                             ===================================
(Value on Settlement Date $6,677,963)

LIFE SCIENCES - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CHF = Swiss Franc
GBP = British Pound
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.

LIFE SCIENCES - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $112,299,956
                                                                 ===============
Gross tax appreciation of investments                              $ 15,147,195
Gross tax depreciation of investments                                  (563,284)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $ 14,583,911
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
TECHNOLOGY FUND
AUGUST 31, 2006

[american century investments logo and text logo]

TECHNOLOGY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.5%
AEROSPACE & DEFENSE - 2.5%
            67,981  Orbital Sciences Corp.(1)                      $   1,229,777
            30,318  Precision Castparts Corp.                          1,771,784
                                                                 ---------------
                                                                       3,001,561
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 12.9%
           111,015  Avici Systems Inc.(1)                                962,500
           172,784  Cisco Systems Inc.(1)                              3,799,521
         1,060,000  Foxconn International
                    Holdings Ltd. ORD(1)                               2,800,843
           310,372  Harmonic Inc.(1)                                   1,927,410
           154,682  Motorola, Inc.                                     3,616,465
            46,744  Oplink Communications Inc.(1)                        917,585
            21,578  Research In Motion Ltd.(1)                         1,780,185
                                                                 ---------------
                                                                      15,804,509
                                                                 ---------------
COMPUTERS & PERIPHERALS - 6.9%
            26,824  Apple Computer, Inc.(1)                            1,820,008
            57,128  Hewlett-Packard Co.                                2,088,601
            27,190  Lexmark International, Inc. Cl A(1)                1,524,543
           166,271  SimpleTech, Inc.(1)                                1,168,885
           378,189  Sun Microsystems, Inc.(1)                          1,887,163
                                                                 ---------------
                                                                       8,489,200
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 7.1%
            69,511  AT&T Inc.                                          2,163,877
               324  Nippon Telegraph & Telephone
                    Corp. ORD                                          1,637,675
           105,948  Qwest Communications
                    International Inc.(1)                                933,402
            68,744  Telefonos de Mexico SA de CV
                    Series L ADR                                       1,659,480
            48,336  Telenor ASA ORD                                      611,635
            92,343  Time Warner Telecom Inc. Cl A(1)                   1,659,404
                                                                 ---------------
                                                                       8,665,473
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.2%
           641,000  BYD Co. Ltd. Cl H ORD(1)                           1,450,581
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 11.2%
            42,083  Amphenol Corp. Cl A                                2,418,509
            33,750  Anixter International Inc.                         1,839,038
            31,657  CDW Corp.                                          1,845,603
           160,670  Flextronics International Ltd.(1)                  1,895,906
            59,942  Gerber Scientific, Inc.(1)                           924,306
            20,241  Novatel Inc.(1)                                      891,818
            86,437  Radisys Corp.(1)                                   2,045,964
            31,982  Rogers Corp.(1)                                    1,855,596
                                                                 ---------------
                                                                      13,716,740
                                                                 ---------------
HEALTH CARE TECHNOLOGY - 1.4%
            83,733  Allscripts Healthcare
                    Solutions Inc.(1)                                  1,704,804
                                                                 ---------------

TECHNOLOGY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES - 4.6%
            49,155  Akamai Technologies, Inc.(1)                       1,926,876
            75,704  Perficient Inc.(1)                                 1,022,004
            49,297  SAVVIS Inc.(1)                                     1,232,918
           138,588  SonicWALL, Inc.(1)                                 1,421,913
                                                                 ---------------
                                                                       5,603,711
                                                                 ---------------
IT SERVICES - 10.8%
            36,285  Automatic Data Processing, Inc.                    1,712,652
            27,086  Devoteam SA ORD                                      946,376
            97,979  Forrester Research Inc.(1)                         2,892,341
            46,473  Infosys Technologies Ltd. ADR                      2,084,314
            24,000  Infosys Technologies Ltd. ORD                        934,780
            88,048  SYKES Enterprises Inc.(1)                          1,770,645
            77,262  Total System Services Inc.                         1,722,170
            91,049  Tyler Technologies Inc.(1)                         1,190,921
                                                                 ---------------
                                                                      13,254,199
                                                                 ---------------
MEDIA - 1.3%
            44,495  Comcast Corporation Cl A(1)                        1,557,325
                                                                 ---------------
OFFICE ELECTRONICS - 0.8%
            81,000  Brother Industries Ltd. ORD                          925,162
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 17.6%
            86,265  ASML Holding N.V.
                    New York Shares(1)                                 1,903,006
            54,091  Diodes Inc.(1)                                     2,025,167
            45,515  FormFactor, Inc.(1)                                2,196,555
           132,849  Kontron AG ORD                                     1,537,021
            39,053  Melexis N.V. ORD                                     647,474
            86,182  Microsemi Corporation(1)                           2,393,275
         1,534,000  Nanya Technology Corp. ORD                         1,070,233
            75,250  Novellus Systems, Inc.(1)                          2,100,980
         2,773,000  ProMOS Technologies Inc. ORD(1)                    1,142,245
           891,400  Realtek Semiconductor Corp. ORD                    1,127,291
            37,366  Tessera Technologies Inc.(1)                       1,229,341
            61,029  Texas Instruments Inc.                             1,988,935
           204,000  Toshiba Ceramics Co. Ltd. ORD                        949,403
           470,000  Transcend Information Inc. ORD                     1,160,176
                                                                 ---------------
                                                                      21,471,102
                                                                 ---------------
SOFTWARE - 18.0%
            57,181  Amdocs Ltd.(1)                                     2,170,019
            57,329  Hyperion Solutions Corp.(1)                        1,898,736
            79,973  Macrovision Corp.(1)                               1,861,771
            81,597  Manhattan Associates Inc.(1)                       1,893,866
            80,522  Mentor Graphics Corp.(1)                           1,167,569
            65,220  Open Solutions Inc.(1)                             1,926,599
           121,463  OPNET Technologies, Inc.(1)                        1,656,755
           280,858  Oracle Corp.(1)                                    4,395,428
            53,340  Quality Systems Inc.                               2,138,934

TECHNOLOGY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
           114,550  Shanda Interactive
                    Entertainment Ltd. ADR(1)                          1,880,911
            82,452  Temenos Group AG ORD(1)                              964,939
                                                                 ---------------
                                                                      21,955,527
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 3.2%
            57,860  American Tower Corp. Cl A(1)                       2,074,859
            38,818  Leap Wireless
                    International, Inc.(1)                             1,795,721
                                                                 ---------------
                                                                       3,870,580
                                                                 ---------------
TOTAL COMMON STOCKS                                                  121,470,474
(Cost $114,156,172)                                              ---------------

TEMPORARY CASH INVESTMENTS - 1.5%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury
obligations, 8.125% - 8.75%, 5/15/17 -
8/15/21, valued at $1,940,448), in a joint
trading account at 5.20%, dated 8/31/06,
due 9/1/06 (Delivery value $1,900,274)                                 1,900,000
                                                                 ---------------
(Cost $1,900,000)

TOTAL INVESTMENT SECURITIES - 101.0%                                 123,370,474
                                                                 ---------------
(Cost $116,056,172)

OTHER ASSETS AND LIABILITIES - (1.0)%                                (1,262,236)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 122,108,238
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
ORD = Foreign Ordinary Share
(1) Non-income producing.

TECHNOLOGY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $116,390,520
                                                                 ===============
Gross tax appreciation of investments                              $  7,481,398
Gross tax depreciation of investments                                  (501,444)
                                                                 ---------------
Net tax appreciation (depreciation)
of investments                                                     $  6,979,954
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

By:  /s/ William M. Lyons
     -----------------------------------------
     Name:   William M. Lyons
     Title:  President

Date:  October 26, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:  /s/ William M. Lyons
     -----------------------------------------
     Name:   William M. Lyons
     Title:  President
             (principal executive officer)

Date:  October 26, 2006

By:  /s/ Robert J. Leach
     ------------------------------------------
     Name:   Robert J. Leach
     Title:  Vice President, Treasurer, and
             Chief Financial Officer
             (principal financial officer)

Date:  October 26, 2006